MESSAGE FROM THE PRESIDENT          VINTAGE MUTUAL FUNDS, INC.

Dear Shareholders:

It was a year of recordbreaking performances in the operation of the Vintage Mutual Funds and volatility in the general market place. As the Federal Reserve Board initiated a series of rate increases designed to slow an expanding economy, both fixed income and equity markets presented a challenging management environment to asset managers. Throughout these volatile market conditions, the Vintage Funds' mutual fund managers effectively managed your invested funds.

THE YEAR IN REVIEW

This past fiscal year marked the second full year of combined operation for the Vintage Mutual Funds. Investors Management Group provides all advisory, accounting and administrative services to each of the ten Vintage Funds. The ability to provide excellent advisory and administrative support to a varied family of mutual funds is somewhat unusual in today's marketplace. By integrating all aspects of fund operation, we strive to provide a seamless flow of performance and information to every shareholder.

WHAT DID YOU THINK?

During the past year, we implemented an extensive Customer Satisfaction Survey, asking over 7,500 shareholders to evaluate their Fund relationship in a number of critical areas. Your responses will be invaluable as we explore ways to serve Vintage shareholders even better in the years to come.

Not surprisingly, the most important aspect of Vintage services was excellent investment performance. As you read through the remainder of this Annual Report, I hope you agree that investment performance is also our number one objective. While historical accomplishments are significant, we look eagerly to the future and the ability to provide the continued excellent investment performance that Vintage shareholders have come to expect.

As of March 31, 2000, the Vintage family of mutual funds had a total of $1,464,676,170 invested in the ten Vintage funds. We appreciate the trust each of you as shareholders place in our management efforts. We thank you for your continued confidence in us, and we look forward to providing excellent investment management and service in the future. As always, if you would like a prospectus on any or all Vintage Funds, have questions or require assistance, please call us at 1-800-438-6375 or visit us at www.vintagefunds.com.

Sincerely,


David W. Miles
President


The Vintage Mutual Funds are distributed by BISYS Fund Services Limited Partnership.

Shares of the Vintage Mutual Funds are NOT INSURED BY THE FDIC and are not deposits or obligations of, or guaranteed or endorsed by, AMCORE Financial Inc., or any of its subsidiaries including Investors Management Group. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund's portfolio is subject to change.

For more complete information on any of the Vintage Mutual Funds, including fees, expenses and sales charges, please call 1-800-438-6375 for a free prospectus. Please read it carefully before investing or sending money.

MESSAGE FROM THE INVESTMENT ADVISER     VINTAGE MUTUAL FUNDS, INC.

Dear Shareholders:

It has been yet another year of records and challenges for investors in both the bond market and the stock market. Both domestic and international events continue to trigger turbulence in the markets.

Labor  remains  tight  in  the  U.S.  Key  labor   indicators  such  as  initial
unemployment claims, payroll employment and unemployment have all reached levels not seen since the 1960's.

Labor is tight because of the continued growth of the U.S. economy, which has been advancing at a 6% to 7% annual pace. Most observers feel this pace is too rapid and that the strong demand for a short supply of labor will ultimately force wages and then prices above acceptable levels. This viewpoint has been widely publicized and is shared by Chairman Alan Greenspan of the Federal Reserve. It is the reason for the Chairman engineering successive short-term interest rate hikes, beginning in July of 1999, in an effort to slow growth. Additional rate increases are likely.

Signs of Fed success have been few. Until slowing actually occurs, or is at least perceived to be just ahead, the Fed will continue to tighten. That means the markets are facing a "Fed-led" head wind. The effects of Fed tightening can lag by as much as 12 months. For now these effects can be seen in the rate of growth of money supply, which has been dropping. With its own lag, most believe economic growth itself ultimately will ease. Certainly money supply growth, retail sales and even the stock market are highly correlated. Any predictions of when overall easing will actually occur are tenuous at best.

With such tight labor, why isn't inflation a more "clear and present danger"? Productivity! Productivity has been spectacular. The last reading showed that overall productivity had increased at an eye-popping 7%. And the rate of productive advances has actually been rising. (Usually at this phase in an expansion, productivity actually ebbs.) Vintage shareholders know all too well the reasons for this happy condition. They include the tech revolution, a more experienced work force and aging baby boom generation reaching its peak years, new entrants to the labor force-including women, minorities and immigrants-and a much restructured and leaner corporate America, to name a few.

So what's ahead?

We expect continued volatility in the bond and stock markets until the Federal Reserve is finished raising interest rates. We believe the Fed will continue to tighten monetary policy until there are tangible signs of slowing economic growth. The Fed has raised short-term interest rates five times since last summer without achieving any noticeable effect on the economy. Since the Fed began tightening, the economy has strengthened, inflation has moved higher, long-term interest rates have moved lower, and "New Economy" stock prices have skyrocketed. These are not the results the Fed wants to see.

The markets currently appear to have some level of confidence that the Fed is making progress. The recent rotation back to "Old Economy" stocks from the tech-driven "New Economy" universe is evidence that investors may think the majority of rate increases is now behind us. However, there may be an underlying risk that Fed tightening may go beyond what the financial markets are currently discounting. As always, we will remain vigilant.

Sincerely,

Jay H. Evans
Chief Investment Officer
Investors Management Group

THE VINTAGE MONEY MARKET FUNDS

The economy was strong, unemployment low and consumer confidence high throughout much of the year ended March 31, 2000. Inflationary pressures began to appear during the period, led by commodity price and wage increases. International events are much problematic at present as many of the world's significant economies that were experiencing difficulties in past periods have improved.

Looking forward, we anticipate a continued strong domestic economy and the high likelihood of increasing short-term interest rates as the Federal Reserve adopts a more proactive posture designed to cool the domestic economy. The series of quarter-point rate increases experienced during the period are likely to be followed by more aggressive rate hikes unless data evidencing a slowing economy begins to emerge.

THE GOVERNMENT ASSETS FUND

In light of the Federal Reserve's current posture of tightening interest rates, we anticipate that the Government Assets Fund's average maturity will be maintained somewhat shorter than the Fund's performance benchmark. We will continue to selectively purchase appropriate Government securities when buying opportunities occur.

THE LIQUID ASSETS FUND

Expectation of higher short-term rates continues to keep money market fund yields rising while the Fed has been vigilant in slowing the economy. We anticipate that short-term rates will continue their climb. We have strategically maintained a higher percentage of the Liquid Assets Fund in seven day or less investments to take advantage of the higher rates when they do occur. We continue to focus on high quality short-term corporate issues as a means of adding additional yield.

THE MUNICIPAL ASSETS FUND

Expectation of higher short-term rates continues to keep money market fund yields rising. The Fund is positioned to take advantage of higher-yielding securities that will be in the marketplace as the Fed increases rates. We continue to search for buying opportunities in municipal notes as a means of adding more yield to the Fund.

Although the Vintage Money Market Funds seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. The Vintage Money Market Funds are neither insured nor guaranteed by the U.S. Government.

VINTAGE MUTUAL FUNDS, INC.
GOVERNMENT ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

   Par Value    Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency (77.02%):
Federal Agricultural Mortgage Corporation:
     10,000,000 6.00%**, 04/13/00                                                                               $9,980,433
Federal Farm Credit Bank:
     10,000,000 6.13%**, 05/12/00                                                                                9,931,895
Federal Home Loan Bank:
     10,000,000 5.89%**, 04/19/00                                                                                9,971,300
      4,587,000 5.93%**, 04/28/00                                                                                4,567,116
      5,000,000 5.99%**, 05/19/00                                                                                4,961,267
      5,456,000 6.06%**, 05/23/00                                                                                5,409,503
     10,000,000 6.08%*, 10/27/00                                                                                10,000,000
Federal Home Loan Mortgage Corporation:
     10,000,000 5.87%**, 04/04/00                                                                                9,995,233
     10,000,000 5.88%**, 04/11/00                                                                                9,984,083
      6,927,000 5.90%**, 04/11/00                                                                                6,915,936
     10,000,000 5.93%**, 04/25/00                                                                                9,961,467
     10,000,000 5.97%**, 05/02/00                                                                                9,949,883
     10,000,000 6.03%**, 05/09/00                                                                                9,937,933
Student Loan Marketing Association:
     10,000,000 6.36%*, 06/15/00                                                                                10,000,000
     10,000,000 6.04%*, 09/21/00                                                                                10,000,000
                                                                                                          -----------------
       Total U.S. Government Agency                                                                            131,566,049
                                                                                                          -----------------

Repurchase Agreements (23.14%):
Morgan Stanley Dean Witter:
     39,516,640 6.05%, 04/03/00
                (Purchased on 3/31/00, proceeds at maturity $39,536,563; Collateralized by Govt. Agencies,
                8/31/01-2/15/25, Market Value $40,500,584)                                                      39,516,640
                                                                                                          -----------------


                       Total Investments in Securities (100.16%)  (Cost--$171,082,689)(a)                     $171,082,689

                Other Assets and Liabilities (-0.16%)                                                             (271,871)
                                                                                                          -----------------

                Net Assets (100.00%)                                                                          $170,810,818
                                                                                                          =================

----------------
(a)Aggregate cost for federal income tax purposes is identical.
* Denotes floating rate investment with interest rate as of March 31, 2000.
** Effective yield at date of purchase.



                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
LIQUID ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

   Par Value    Description                                                                          Value
------------------------------------------------------------------------------------------------------------------
Loan Certificates--FmHA Guaranteed Loan Certificates (17.47%):
    $29,741,886 5.50% to 6.75%*, 5/20/00 to 12/30/33                                                  $29,741,886
                                                                                               -------------------

Trust  Certificates- -U.S. Govt. Guaranteed Student Loans (2.94%):
      5,000,000 6.64%***, 12/19/00                                                                      5,000,000
                                                                                               -------------------

Commercial Paper (24.55%):
Co-op Tractor:
      2,292,000 6.11%**, 04/04/00                                                                       2,290,835
      3,530,000 6.08%**, 04/07/00                                                                       3,526,429
Eagle Funding:
      2,500,000 5.90%**, 04/03/00                                                                       2,499,185
      1,599,000 5.95%**, 04/06/00                                                                       1,597,685
      3,029,000 6.09%**, 04/06/00                                                                       3,026,442
Edison Asset Securitization:
      2,104,000 6.08%**, 04/04/00                                                                       2,102,936
      2,653,000 5.95%**, 04/05/00                                                                       2,651,252
Emerson Electric Company:
      3,000,000 6.06%**, 04/07/00                                                                       2,996,975
Ford Motor Credit Company:
      2,000,000 6.10%**, 04/06/00                                                                       1,998,308
Grand Funding:
      3,000,000 6.07%**, 04/11/00                                                                       2,994,958
Three Rivers Funding:
      3,000,000 5.89%**, 04/03/00                                                                       2,999,023
Thunder Bay Funding:
      3,000,000 6.02%**, 04/03/00                                                                       2,999,000
Triple A1 Funding:
      2,399,000 5.94%**, 04/07/00                                                                       2,396,637
Vulcan Materials Company:
      1,229,000 5.92%**, 04/04/00                                                                       1,228,396
Wood Street Funding:
      2,503,000 6.37%**, 04/03/00                                                                       2,502,114
      4,000,000 6.02%**, 04/05/00                                                                       3,997,333
                                                                                               -------------------
                Total Commercial Paper                                                                 41,807,508
                                                                                               -------------------

Corporates (30.99%):
Albertson's Inc:
        500,000 6.38%, 06/01/00                                                                           500,759
      2,500,000 6.38%, 06/01/00                                                                         2,501,286
        345,000 6.38%, 06/01/00                                                                           344,954
Associates Corporation:
        400,000 6.69%, 06/15/00                                                                           400,706
      1,200,000 6.38%, 08/15/00                                                                         1,200,610
AT&T Capital Corporation:
      2,500,000 6.75%, 12/01/00                                                                         2,502,669
Banc One Corp:
      4,550,000 6.21%, 10/25/00                                                                         4,547,509
Bear Stearns:
      4,000,000 6.56%, 06/20/00                                                                         4,006,205
Caterpillar Finance Services:
      1,000,000 5.12%, 11/01/00                                                                           991,621
Chrysler Financial:
      5,000,000 4.95%, 10/10/00                                                                         4,967,328
        250,000 6.88%, 08/15/00                                                                           250,000
CitiGroup Inc:
        250,000 6.13%, 06/15/00                                                                           250,238
Ford Motor Credit:
      1,000,000 6.38%, 04/15/00                                                                         1,000,491
      1,000,000 6.65%, 08/01/00                                                                         1,002,865
General Electric Capital Corporation:
        900,000 5.89%, 05/15/00                                                                           899,849
General Motors Acceptance Corporation:
        500,000 7.50%, 04/11/00                                                                           500,262
      1,000,000 7.50%, 06/30/00                                                                         1,004,233
General Motors:
      2,000,000 9.63%, 12/01/00                                                                         2,042,110
      1,000,000 9.63%, 12/01/00                                                                         1,019,697
Household Finance:
      4,000,000 6.00%, 05/08/00                                                                         4,000,774
Hydro-Quebec:
      1,000,000 9.20%, 12/15/00                                                                         1,017,439
International Lease Finance:
      1,000,000 7.00%, 05/15/00                                                                         1,001,360
      3,330,000 6.76%, 01/12/01                                                                         3,332,461
John Deere Capital Corporation:
      1,045,000 6.15%, 08/01/00                                                                         1,044,618
Newell Company:
      3,125,000 6.18%, 07/11/00                                                                         3,126,167
Rockwell International:
      2,500,000 8.38%, 02/15/01                                                                         2,533,807
Salomon Inc:
        500,000 6.05%, 06/15/00                                                                           500,358
SmithKline Beecham:
      1,000,000 6.75%, 09/05/00                                                                         1,001,822
Weyerhaeuser Company:
      2,000,000 8.90%, 04/19/00                                                                         2,002,838
Wheeling Pittsburgh Corporation:
      2,251,000 9.38%, 11/15/00                                                                         2,345,790
        898,000 9.38%, 11/15/00                                                                           934,468
                                                                                               -------------------
                Total Corporates                                                                       52,775,294
                                                                                               -------------------

Repurchase Agreements (24.31%):
Bear Stearns:
     41,392,411 6.10%, 04/03/00, (Purchased on 03/31/00, proceeds at maturity $41,413,452; Collateralized by
                $82,688,000 Government Agencies, 8/25/21-12/20/29, market value $43,383,319)           41,392,411
                                                                                               -------------------

       Total Investments in Securities (100.26%)  (Cost--$170,717,099)(a)                            $170,717,099

       Other Assets and Liabilities (-0.26%)                                                             (438,401)
                                                                                               -------------------

     Net Assets (100.00%)                                                                            $170,278,698
                                                                                               ===================
----------------
(a)Aggregate cost for federal income tax purposes is identical.
* Interest rate fluctuates with prime rate.  Put option subject no longer than 7-day settlement
** Effective yield at date of purchase.
*** Interest rate fluctuates with 3-month U.S. Treasury bill rate.  Put option subject to no longer than 7-day settlement.


                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

   Par Value    Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------
Industrial Development Bonds (2.48%)
Iowa (2.48%)
       $158,497 Iowa HFA (Starr-Terry Project), 5.31%**, 05/15/05                                                 $158,497
        766,519 Sioux City, IA (Handy Partnership), 4.81%**, 09/15/04                                              766,519
        187,334 Vinton, IA (Twin City Concrete), 5.04%**, 06/15/02                                                 187,334
                                                                                                          -----------------
                Total Industrial Development Bonds                                                               1,112,350
                                                                                                          -----------------

Variable Rate Demand Obligations (61.53%)
Arizona  (2.23%)
      1,000,000 Apache Co., AZ IDA 7-Day, 3.90%**, 12/15/18                                                      1,000,000
                                                                                                          -----------------

Delaware (4.24%)
      1,900,000 Delaware State Economic Development 7-Day, 3.95%**, 10/01/28                                     1,900,000
                                                                                                          -----------------

Florida (4.46%)
      2,000,000 St. Lucie Co., FL Pollution Control Revenue DTN, 3.90%*, 01/01/26                                2,000,000
                                                                                                          -----------------

Illinois (6.25%)
      1,100,000 Chicago, IL G.O. 7-Day, 3.85%**, 01/01/12                                                        1,100,000
        300,000 Illinois State Health Facility Authority 7-Day, 4.00%**, 04/01/32                                  300,000
      1,000,000 Illinois State Health Facility Authority 7-Day, 3.88%**, 07/01/28                                1,000,000
        400,000 McCook, IL St. Andrew Revenue 7-Day, 4.05%**, 12/01/21                                             400,000
                                                                                                          -----------------
                                                                                                                 2,800,000
                                                                                                          -----------------
Iowa (3.12%)
        800,000 Iowa Finance Authority Hospital Facilities Revenue 7-Day, 3.90%**, 07/01/13                        800,000
        600,000 Iowa Finance Authority Revenue 7-Day, 3.85%**, 08/15/24                                            600,000
                                                                                                          -----------------
                                                                                                                 1,400,000
                                                                                                          -----------------
Kentucky (2.90%)
        500,000 Ashland, KY Pollution Control Revenue 7-Day, 3.80%**, 04/01/09                                     500,000
        800,000 Kentucky Development Finance Authority 7-Day, 3.90%**, 12/01/15                                    800,000
                                                                                                          -----------------
                                                                                                                 1,300,000
                                                                                                          -----------------
Michigan (3.35%)
      1,000,000 Michigan St HFA (Mt. Clemens) 7-Day, 3.80%**, 08/15/15                                           1,000,000
        500,000 Michigan State HFA (St. Mary's) 7-Day, 3.90%**, 07/01/17                                           500,000
                                                                                                          -----------------
                                                                                                                 1,500,000
                                                                                                          -----------------
Minnesota (1.51%)
        675,000 Duluth, MN Tax Increment Revenue 7-Day, 3.90%**, 09/01/10                                          675,000
                                                                                                          -----------------

Missouri (3.12%)
      1,400,000 Missouri Higher Education Loan Facility 7-Day, 3.95%**, 06/01/17                                 1,400,000
                                                                                                          -----------------

New York (2.45%)
        600,000 New York State Dormitory Authority 7-day, 3.90%**, 02/15/07                                        600,000
        500,000 New York, NY Sub Series A4 DTN, 3.85%*, 08/01/23                                                   500,000
                                                                                                          -----------------
                                                                                                                 1,100,000
                                                                                                          -----------------
North Carolina (2.90%)
      1,300,000 North Carolina Medical Care Hospital 7-Day, 3.95%**, 10/01/23                                    1,300,000
                                                                                                          -----------------

North Dakota (2.68%)
      1,200,000 Grand Forks, ND Hospital Facilities DTN, 4.10%*, 12/01/16                                        1,200,000
                                                                                                          -----------------

Oregon (2.90%)
      1,300,000 Portland, OR Pollution Control Revenue DTN, 4.10%*, 12/01/09                                     1,300,000
                                                                                                          -----------------

Tennessee (0.89%)
        400,000 Metropolitan Nashville Airport, TN DTN, 4.10%*, 10/01/12                                           400,000
                                                                                                          -----------------

Texas (12.05%)
      1,400,000 Grapevine, TX Industrial Development Series A1 DTN, 4.10%*, 12/01/24                             1,400,000
        900,000 Grapevine, TX Industrial Development Series B1 DTN, 4.10%*, 12/01/24                               900,000
      1,200,000 Harris Co., TX  Series 88A 7-Day, 3.90%**, 06/01/05                                              1,200,000
      1,000,000 Hunt Co., TX Industrial Development 7-Day, 3.85%**, 10/01/02                                     1,000,000
        500,000 Lone Star, TX Airport Series A3 DTN, 4.10%*, 12/01/14                                              500,000
        400,000 Lone Star, TX Airport Series B3 DTN, 4.10%*, 12/01/14                                              400,000
                                                                                                          -----------------
                                                                                                                 5,400,000
                                                                                                          -----------------
Utah (2.01%)
        900,000 Salt Lake City, UT Revenue 7-Day, 3.90%**, 01/01/20                                                900,000
                                                                                                          -----------------

Washington (4.02%)
        500,000 Port of Seattle, WA, IDC Airport Revenue 7-Day, 3.90%**, 12/01/09                                  500,000
        500,000 Port of Vancouver, WA, Series 84A 7-Day, 3.90%**, 12/01/09                                         500,000
        800,000 Port of Vancouver, WA, Series 84B 7-Day, 3.90%**, 12/01/09                                         800,000
                                                                                                          -----------------
                                                                                                                 1,800,000
                                                                                                          -----------------
Wisconsin (0.45%)
        200,000 Wisconsin Health Care Facility A2 7-Day, 3.85%**, 01/01/16                                         200,000
                                                                                                          -----------------

                Total Variable Rate Demand Obligations                                                          27,575,000
                                                                                                          -----------------

Municipal Bonds (36.05%)
Alabama (0.23%)
        100,000 Alabama State, 7.00%, 08/01/03                                                                     102,794
                                                                                                          -----------------

Arkansas (0.20%)
        660,000 Arkansas Housing Development Agency, 5.01%**, 07/01/00                                              91,187
                                                                                                          -----------------

Colorado (0.80%)
        100,000 Fairlake, CO Metropolitan District, 3.50%, 12/01/00                                                 99,483
        250,000 Larimer Co., CO School District #R1, 10.00%, 12/01/00                                              258,864
                                                                                                          -----------------
                                                                                                                   358,347
                                                                                                          -----------------
Delaware (0.57%)
        250,000 Wilmington, DE, 6.60%, 05/15/00                                                                    255,857
                                                                                                          -----------------

District of Columbia (0.75%)
         25,000 District of Columbia Series E, 4.75%, 06/01/00                                                      25,036
        310,000 District of Columbia Series E, 4.75%, 06/01/00                                                     310,451
                                                                                                          -----------------
                                                                                                                   335,487
                                                                                                          -----------------
Florida (0.49%)
        220,000 Fort Lauderdale, FL Water and Sewer, 6.10%, 09/01/00                                               221,613
                                                                                                          -----------------

Hawaii (0.46%)
        200,000 Hawaii State Series BS, 7.125%, 09/01/00                                                           204,276
                                                                                                          -----------------

Illinois (9.28%)
      1,000,000 Berwyn, IL Capital Appreciation Series A, 4.43%**, 12/01/00                                        752,899
        300,000 Chicago, IL Metropolitan Water Reclamation District, 4.80%, 12/01/00                               300,855
        100,000 Chicago, IL School Finance Authority, 4.50%, 06/01/00                                              100,096
        230,000 Cook Co., IL High School District #205, 4.90%, 12/01/00                                            230,730
        305,000 Forest Park, IL Park District, 6.20%, 12/01/00                                                     309,140
        185,000 Grundy Co., IL Public Building Commission, 4.65%, 12/01/00                                         185,000
        100,000 Illinois State Sales Tax Revenue, 4.50%, 06/15/00                                                  100,119
        500,000 Lake Co., IL Community College District #532, 9.00%, 11/01/00                                      513,600
      1,000,000 Lake Co., IL Township High School District #113, 3.45%, 12/01/00                                   994,138
        100,000 Quincy, IL, 4.55%, 09/01/00                                                                        100,098
        400,000 Sangamon Co., IL Certificates of Partnership, 6.40%, 12/01/00                                      405,277
        165,000 South Barrington, IL Refunding, 4.75%, 05/01/00                                                    165,138
                                                                                                          -----------------
                                                                                                                 4,157,090
                                                                                                          -----------------
Indiana (1.55%)
        280,000 Haubstadt-Owensville Independent School District, IN, 7.00%, 01/15/01                              290,951
        150,000 Indiana State University Student Fee Revenue, 5.70%, 10/01/00                                      151,243
        250,000 Indianapolis, IN Gas Utility Revenue, 4.70%, 06/01/00                                              250,282
                                                                                                          -----------------
                                                                                                                   692,476
                                                                                                          -----------------
Iowa (2.38%)
        295,000 Des Moines, IA Series A, 4.00%, 06/01/00                                                           295,118
        330,000 Lewis, IA Central Community School District, 4.50%, 05/01/00                                       330,263
        315,000 Southeast Polk Community School District, IA, 8.375%, 06/01/00                                     317,177
        125,000 Southeast Warren Community School District, IA, 5.00%, 05/01/00                                    125,140
                                                                                                          -----------------
                                                                                                                 1,067,698
                                                                                                          -----------------
Kentucky (1.36%)
        100,000 Kentucky Higher Education Student Loan, KY, 4.70%, 12/01/00                                        100,188
        500,000 Kentucky State Turnpike Authority, 7.25%, 05/15/00                                                 509,466
                                                                                                          -----------------
                                                                                                                   609,654
                                                                                                          -----------------
Maine (0.22%)
        100,000 Maine State General Purpose, 5.10%, 09/01/00                                                       100,344
                                                                                                          -----------------

Massachusetts (0.22%)
         70,000 Massachusetts State Water Pollution, 4.40%, 08/01/00                                                69,847
         30,000 Massachusetts State Water Pollution, 4.40%, 08/01/00                                                29,935
                                                                                                          -----------------
                                                                                                                    99,782
                                                                                                          -----------------
Michigan (4.40%)
        500,000 Algonac, MI Community School District, 4.10%**, 05/01/00                                           416,958
        150,000 Breitung Township, MI School District, 4.40%**, 05/01/00                                           108,350
        175,000 Holland, MI School District, 4.35%**, 05/01/00                                                     108,003
        200,000 Michigan Municipal Bond Authority Revenue, 4.50%, 12/01/00                                         200,225
        500,000 Michigan State Tranportation, 5.30%, 05/15/00                                                      500,880
        200,000 Muskegon, MI Public Schools, 4.125%, 05/01/00                                                      200,059
        185,000 Oakland Co., MI Refunding, 4.50%, 05/01/00                                                         185,096
        250,000 West Bloomfield, MI School District, 5.50%, 05/01/00                                               250,351
                                                                                                          -----------------
                                                                                                                 1,969,922
                                                                                                          -----------------
Minnesota (0.84%)
        150,000 Minnesota State Housing Finance Agency, Series I, 3.90%, 08/29/00                                  149,905
        225,000 St. Paul, MN Housing and Redevelopment Authority, 4.75%, 05/15/00                                  225,197
                                                                                                          -----------------
                                                                                                                   375,102
                                                                                                          -----------------
Nebraska (0.56%)
        250,000 Lincoln, NE Waterworks, 4.60%, 08/15/00                                                            250,537
                                                                                                          -----------------

Ohio (0.56%)
        100,000 Columbus, OH Waterworks, 5.00%, 05/01/00                                                           100,099
        150,000 Ohio State Building Authority, Series A, 5.90%, 06/01/00                                           150,397
                                                                                                          -----------------
                                                                                                                   250,496
                                                                                                          -----------------
South Dakota (0.23%)
        105,000 South Dakota State Health & Education Facility Authority, 4.25%, 11/01/00                          105,000
                                                                                                          -----------------

Tennessee (1.13%)
        300,000 Franklin, TN Special School District, 5.80%, 06/01/00                                              306,840
        200,000 Metro Government Nashville and Davidson Cos., TN, 5.00%, 05/15/00                                  200,246
                                                                                                          -----------------
                                                                                                                   507,086
                                                                                                          -----------------
Texas (4.35%)
        140,000 McLennan County, TX, 6.75%, 06/01/00                                                               140,566
        400,000 San Angelo, TX Certificates Series A, 5.25%, 08/15/00                                              401,949
        300,000 Taylor, TX, 7.00%, 08/01/00                                                                        302,690
        250,000 Texas A&M University, 5.00%, 05/15/00                                                              250,409
        250,000 Texas Municipal Power Agency, 5.50%, 09/01/00                                                      251,464
        500,000 Texas State Refunding Water Financial Assistance, 4.25%, 08/01/00                                  500,476
        100,000 University of Texas, 5.20%, 08/15/00                                                               100,277
                                                                                                          -----------------
                                                                                                                 1,947,831
                                                                                                          -----------------
Utah (1.40%)
        375,000 Logan City, UT, 5.00%, 06/15/00                                                                    375,934
        250,000 Salt Lake City, UT Refunding, 5.90%, 06/15/00                                                      250,953
                                                                                                          -----------------
                                                                                                                   626,887
                                                                                                          -----------------
Washington (2.35%)
        250,000 Snohomish Co., WA Series A, 4.50%, 12/01/00                                                        250,229
        200,000 Washington State Motor Vehicle Fuel Series R-93C, 4.75%, 09/01/00                                  200,603
        500,000 Washington State Refunding Series R-92C, 5.50%, 09/01/00                                           502,402
        100,000 Washington State Series B, 6.80%, 08/01/00                                                         100,818
                                                                                                          -----------------
                                                                                                                 1,054,052
                                                                                                          -----------------
Wisconsin (1.72%)
        395,000 Beaver Dam, WI Water System, 4.70%, 08/01/00                                                       396,214
        250,000 Dane Co., WI Promissory Note, 4.25%, 06/01/00                                                      250,242
        125,000 Menomonee Falls, WI, 4.50%, 08/01/00                                                               125,160
                                                                                                          -----------------
                                                                                                                   771,616
                                                                                                          -----------------

                Total Municipal Bonds                                                                           16,155,134
                                                                                                          -----------------

Mutual Funds (0.00%)
          2,233 Aim Institutional Tax Free Cash Reserve, 3.67%****                                                   2,233
                                                                                                          -----------------


                Total Investments in Securities (100.06%) (Cost--$44,844,717)(a)                               $44,844,717

                Other Assets & Liabilities (-0.06%)                                                                (24,655)
                                                                                                          -----------------

                Net Assets (100.00%)                                                                           $44,820,062
                                                                                                          =================
----------------
(a)Aggregate cost for federal income tax purposes is identical.
*  Variable rate, put option subject to next business day settlement.
**  Variable rate, put option subject to no longer that 7-day settlement.
***   Effective yield at date of purchase.
****  Rate shown is as of March 31, 2000

                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE FIXED INCOME FUNDS

The U.S. economy continues to charge ahead. Fourth quarter GDP growth was 7.3 percent and first quarter GDP growth will likely exceed 5.0 percent. Consumer spending is rising at a 6 percent annual rate and business investment spending near a 17 percent annual rate. Fiscal spending is also boosting the economy. Government construction spending is growing at a 20 percent annual pace. Nominal government spending, as a percentage of nominal GDP, is rising for the first time since the early 1990s.

The effects of Fed tightening remain scant. Financial conditions remain supportive of strong consumer and business activity. Credit is still easily available. Bank lending is increasing. Consumer installment debt has surged to a four-year high. Short-term rates relative to inflation are no higher than a year ago. Absent an external shock, the Fed will have to raise short-term rates further to slow down the economy.

The global economy is accelerating as well. Industrial production in Europe and Asia is increasing at a quicker pace. Even optimism in Japan is improving. The Nikkei is at a three-year high.

The cyclical upswing both here and abroad is increasing inflationary pressures. Import prices, even excluding oil, are rising. Small business pricing plans have risen to near a record high. The National Association of Purchasing Managers' price index is at its highest level since early 1995. Unions are negotiating for larger pay packages rather than job security. The sharp increase in industrial commodity prices suggests that the overall CPI could move above 4 percent which will further increase wage demands.

The dollar may be beginning to lose its luster. The current account deficit will be financed. The issue is on what terms. The U.S. is now consuming 77 percent of surplus global savings. U.S. assets have stopped outperforming foreign assets this year. This implies that the terms on which foreigners are willing to continue to finance the U.S. current account deficit are less generous.

We are positioning bond portfolio durations slightly shorter than their benchmark. We are concerned that cyclical inflationary pressures are building. The Fed has not yet raised short-term rates enough to squelch these pressures. In addition, lending standards haven't tightened and long-term rates have risen less than in past interest rate cycles.

THE LIMITED TERM BOND FUND

Our goal in managing the Limited Term Bond Fund continues to be to enhance shareholder returns. The Fed continues to have a tightening bias and the portion of the yield curve in which the Limited Term maturities are focused may see additional pressure. Therefore, we remain slightly shorter than our target duration. As we see yields appear to be approaching a peak, perhaps later this year, we will extend our duration to match or exceed the target duration. For the year ended March 31, 2000, the Fund posted a total return after operating expenses of 1.38%*.

The Fund's average maturity ended the period with an average maturity of 3.2 years. Assets were also reallocated, with the allocation to Government securities increased and the allocation to Mortgage-backed securities reduced over the previous period. As a result of these changes, we believe the Fund is well positioned for the future.

As of March 31, 2000, approximately 46% of the Fund's net assets were invested in Treasury and agency securities, 16% in mortgage-related securities, 32% in corporate bonds, and 2% in taxable municipals, and 4% in cash and cash equivalents. The average credit quality of these holdings was AA1**.

[GRAPH]


* Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

**The composition of the Fund's holdings is subject to change.

The performance of the Vintage Limited Term Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index and the Merrill Lynch 1-5 yr. U.S. Government/Corp. Index. Both are unmanaged indices generally representative of the performance of government and corporate bonds and the Lehman Index having maturities of 1-10 years and the Merrill Lynch having maturities of 1-5 years. The indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, INC.
LIMITED TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

   Par Value    Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes (32.47%)
     $1,000,000 5.75%, 08/15/03                                                                                   $979,600
      1,000,000 6.38%, 08/15/02                                                                                    997,630
      1,000,000 5.75%, 04/30/03                                                                                    980,700
      2,000,000 6.25%, 02/15/03                                                                                  1,988,440
      1,500,000 6.50%, 05/15/05                                                                                  1,510,560
      2,000,000 6.50%, 05/31/01                                                                                  2,000,420
      2,500,000 6.63%, 04/30/02                                                                                  2,505,800
      2,000,000 6.25%, 10/31/01                                                                                  1,992,200
      3,000,000 7.25%, 08/15/04                                                                                  3,097,080
      1,000,000 6.25%, 08/31/02                                                                                    994,650
                                                                                                         ------------------
                Total U.S. Treasury Notes                                                                       17,047,080
                                                                                                         ------------------

U.S. Government Agencies (12.97%)
      1,000,000 Federal National Mortgage Assoc., 5.13%, 11/30/00                                                  990,780
      1,000,000 Federal Farm Credit Bank, 6.15%, 03/23/05                                                          955,260
      1,000,000 Federal Home Loan Bank, 5.50%, 01/21/03                                                            960,320
      1,000,000 Federal National Mortgage Assoc., 5.80%, 07/23/01                                                  987,500
      1,000,000 Federal National Mortgage Assoc., 6.25%, 12/13/02                                                  981,600
      1,000,000 Federal National Mortgage Assoc., 6.60%, 07/16/07                                                  960,650
      1,000,000 Federal National Mortgage Assoc., 7.28%, 05/23/07                                                  976,120
                                                                                                         ------------------
                Total U.S. Government Agencies                                                                   6,812,230
                                                                                                         ------------------

Mortgage Related Securities (16.12%)
Collateralized Mortgage Obligations (9.06%)
        560,020 Federal National Mortgage Assoc. 1997-72 VA, 7.00%, 10/18/02                                       558,301
      1,231,787 Federal Home Loan Mortgage Corp. Series 1465 Class E, 6.50%, 09/15/06                            1,225,591
      2,000,000 Federal Home Loan Mortgage Corp. Series 1515 Class E, 6.50%, 03/15/07                            1,990,780
      1,000,000 Federal Home Loan Mortgage Corp. T-11 Class A3, 6.50%, 03/25/11                                    980,800
                                                                                                         ------------------
                                                                                                                 4,755,472
                                                                                                         ------------------
Federal Home Loan Mrtge. Corp. Mortgage-Backed Pools (1.29%)
        681,835 #E61274, 7.00%, 08/01/09                                                                           674,785
                                                                                                         ------------------

Federal National Mortgage Association Mortgage-Backed Pools (1.17%)
        636,492 1993-14, 6.00%, 02/25/08                                                                           616,646
                                                                                                         ------------------

Asset Backed Securities (4.60%)
      1,000,000 Fingerhut 98-1A, 6.07%, 02/15/05                                                                   989,970
        446,416 Nations Credit Grantor Trust 97-1, 6.75%, 08/15/13                                                 439,411
      1,000,000 Union Acceptance Corp., 6.82%, 01/09/06                                                            987,650
                                                                                                         ------------------
                                                                                                                 2,417,031
                                                                                                         ------------------

                Total Mortgage-Related Securities                                                                8,463,934
                                                                                                         ------------------

U.S. Taxable Municipal Bonds (1.87%)
      1,000,000 State of Texas Veterans Housing Fund II-Series B-1, 6.73%, 06/01/21                                983,500
                                                                                                         ------------------

Corporate Bonds (32.31%)
Banking and Financial Services (11.21%)
      1,000,000 Associates, 5.85%, 01/15/01                                                                        992,500
      1,000,000 Bankers Trust, 5.85%, 05/11/00                                                                   1,000,000
      1,000,000 Beneficial Corp, 6.27%, 12/06/01                                                                   982,500
      1,000,000 CIT Group, Inc., 5.50%, 02/15/04                                                                   935,000
      1,000,000 Ford Motor Credit, 7.25%, 01/15/03                                                                 997,500
      1,000,000 Salomon Smith Barney, 6.63%, 11/15/03                                                              981,250
                                                                                                         ------------------
                                                                                                         ------------------
                                                                                                                 5,888,750
                                                                                                         ------------------
Consumer Goods and Services (9.26%)
      1,000,000 Dillard's Department Store, 9.50%, 10/15/01                                                      1,013,750
      1,000,000 Loyola University, 6.03%, 06/15/00                                                                 999,100
      1,175,000 Pep Boys - Manny, Moe & Jack Zero Coupon, 09/20/11                                                 608,063
      1,255,000 Reebok International Ltd, 6.75%, 05/15/00                                                        1,253,431
      1,000,000 Reynolds & Reynolds, 6.12%, 03/02/01                                                               987,500
                                                                                                         ------------------
                                                                                                                 4,861,844
                                                                                                         ------------------
Healthcare (1.49%)
      1,000,000 Healthsouth Corp, 3.25%, 04/01/03                                                                  781,250
                                                                                                         ------------------

Industrial Goods and Services (8.42%)
      1,000,000 Boeing Company, 6.35%, 06/15/03                                                                    968,750
      1,000,000 Comdisco, 6.13%, 08/01/01                                                                          980,000
      1,000,000 Consolidated Natural Gas, 7.25%, 10/01/04                                                          987,500
        500,000 Cummmins Engine, 6.75%, 02/15/27                                                                   471,875
      1,000,000 Xerox Corporation, 8.13%, 04/15/02                                                               1,012,500
                                                                                                         ------------------
                                                                                                                 4,420,625
                                                                                                         ------------------
Railroads (1.93%)
      1,000,000 Norfolk Southern Railway Equipment Trust, 7.75%, 08/15/02                                        1,011,250
                                                                                                         ------------------

                Total Corporate Bonds                                                                           16,963,719
                                                                                                         ------------------

Mutual Funds (3.36%)
      1,762,437 Government Assets Fund T Shares, 5.36%**                                                         1,762,437
                                                                                                         ------------------

                Total Investments in Securities (99.10%)
                     (Cost $53,117,950) (a)                                                                    $52,032,900

                Other Assets & Liabilities (0.90%)                                                                 474,308
                                                                                                         ------------------

                Net Assets (100.00%)                                                                           $52,507,208
                                                                                                         ==================


---------------
(a) Cost for federal  income tax  purposes of  $53,181,461  differs  from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.................$35,407
      Unrealized Depreciation.............($1,183,968)
      Net Unrealized Depreciation.........($1,148,561)

**  Rate shown is as of March 31, 2000.


                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE BOND FUND

We are positioning the average maturity of the Bond Fund slightly shorter than the performance benchmark. The cyclical economic upswing both here and abroad is increasing inflationary pressures. The dramatic inversion of the Treasury yield curve may lessen as investors become more focused on real rates of return and the likelihood of maintaining the budget surplus. Opportunities in the corporate bond market remain attractive. Government agency and mortgage-backed sectors are underweight because legislative risk may hang over these sectors for some time. For the year ended March 31, 2000, the Fund posted a total return after operating expenses of 2.41%*.

As of March 31, 2000, approximately 29% of the Fund's net assets were invested in mortgage-related securities, 39% in corporate bonds, 4% in taxable municipals, 23% in Treasury and agency securities, and 5% percent in cash and cash equivalents. The average maturity of these holdings was 7.70 years with an average credit quality of AA1**.

[GRAPH]


* Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

**The composition of the Fund's holdings is subject to change.

The performance of the Vintage Bond Fund is compared to the Lehman Brothers Aggregate Index, which represents the performance of the overall bond market. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. THE

VINTAGE MUTUAL FUNDS, INC.
BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

   Par Value    Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds (14.55%)
     $1,200,000 7.50%, 11/15/16                                                                                 $1,358,160
      1,100,000 8.13%, 08/15/19                                                                                  1,336,027
        500,000 12.00%, 08/15/13                                                                                   676,115
        500,000 8.00%, 11/15/21                                                                                    608,055
                                                                                                         ------------------
                Total U.S. Treasury Bonds                                                                        3,978,357
                                                                                                         ------------------

U.S. Treasury Notes (3.10%)
        750,000 5.63%, 02/28/01                                                                                    745,095
        100,000 8.00%, 05/15/01                                                                                    101,611
                                                                                                         ------------------
                                                                                                         ------------------
                Total U.S. Treasury Notes                                                                          846,706
                                                                                                         ------------------

U.S. Government Agencies (5.20%)
        500,000 Federal Home Loan Bank, 6.50%, 11/29/05                                                            486,120
        300,000 Federal National Mortgage Assoc., 5.25%, 04/19/01                                                  295,500
        500,000 Housing Urban Development, 5.30%, 08/01/01                                                         488,815
        150,000 World Bank Gl Bd, 8.13%, 03/01/01                                                                  152,063
                                                                                                         ------------------
                Total U.S. Government Agencies                                                                   1,422,498
                                                                                                         ------------------

Mortgage-Related Securities (28.71%)
Collateralized Mortgage Obligations (7.20%)
        190,000 Advanta Mortgage Loan Trust 1999-1 A4, 6.30%, 04/25/27                                             179,362
        565,000 Centex Home Equity, 6.04%, 06/25/30                                                                553,474
         73,936 Federal Home Loan Mortgage Corp. 1395, 6.00%, 11/15/21                                              72,124
          1,343 Federal National Mortgage Assoc. 1991-174 K, 7.00%, 04/25/06                                         1,337
        152,162 General Electric Cap Mtge Serv, 7.30%, 03/25/12                                                    151,479
         46,683 GE Capital Mtg 1997-HE3 A3, 6.52%, 08/25/13                                                         46,456
         60,241 Green Treee 1996-2 A2, 6.45%, 04/15/27                                                              60,099
        178,709 Salomon Mortgage Sec. VII 1995-1 PO, 10.54%*, 02/25/25                                             109,500
        500,000 Southern Pacific Secured Assets Corp 1998-1 A6, 7.08%, 03/25/28                                    475,915
         71,132 TMS Auto Grantor Trust 1997-4 A2, 6.35%, 03/20/04                                                   70,860
        250,000 Toyota Auto Lease Trust 1997-A A2, 6.35%, 04/26/04                                                 249,325
                                                                                                         ------------------
                                                                                                                 1,969,931
                                                                                                         ------------------
Federal Home Loan Mrtge. Corp. Mortgage-Backed Pools (1.50%)
         41,109 #C00126, 8.50%, 06/01/22                                                                            41,810
        195,514 #E00548, 6.50%, 05/01/13                                                                           189,298
        184,795 #00538, 6.50%, 03/01/13                                                                            179,116
                                                                                                         ------------------
                                                                                                                   410,224
                                                                                                         ------------------
Federal National Mortgage Association Mortgage-Backed Pools (10.50%)
        308,135 #251286, 7.00%, 11/01/27                                                                           298,703
        157,232 #313873, 7.00%, 12/01/27                                                                           152,646
        388,330 #408827, 6.50%, 02/01/28                                                                           367,671
        444,898 #251813, 6.50%, 07/01/28                                                                           417,092
        937,585 #448917, 6.50%, 11/01/28                                                                           881,808
        778,566 #430093, 7.00%, 06/01/28                                                                           752,850
                                                                                                         ------------------
                                                                                                                 2,870,770
                                                                                                         ------------------
Government National Mortgage Assoc. Mortgage-Backed Pools (9.51%)
         12,195 #315929, 9.00%, 06/15/22                                                                            12,590
         22,173 #341681, 8.50%, 01/15/23                                                                            22,676
         26,683 #354189, 7.50%, 05/15/23                                                                            26,540
         57,433 #359600, 7.50%, 07/15/23                                                                            56,931
        150,616 #376218, 7.50%, 08/15/25                                                                           149,676
         84,023 #385300, 8.00%, 10/15/24                                                                            84,907
         74,272 #410049, 8.00%, 07/15/25                                                                            75,049
        305,311 #412334, 7.00%, 10/15/27                                                                           295,959
        133,147 #412645, 8.00%, 08/15/26                                                                           134,561
        123,374 #440404, 7.50%, 04/15/27                                                                           122,672
        189,764 #454375, 7.00%, 03/15/28                                                                           184,886
        917,487 #462384, 7.00%, 11/15/27                                                                           893,320
        225,882 #780213, 7.50%, 08/15/25                                                                           224,716
        318,165 #780619, 7.00%, 08/15/12                                                                           314,850
                                                                                                         ------------------
                                                                                                                 2,599,333
                                                                                                         ------------------

                Total Mortgage-Related Securities                                                                7,850,258
                                                                                                         ------------------

U.S. Taxable Municipal Bonds (4.22%)
        125,000 Fulton, MO Import Taxable Sinking Fund, 7.60%, 07/01/11                                            126,655
        241,927 Mille Lacs Band Of Ojibwe Indians (Grand Casino) Rev. Notes, 8.00%, 06/01/04                       238,840
         25,879 Oregon Department of Transportation, 9.00%, 06/15/00                                                25,903
         90,000 Prairie Du Chien, WI, Redevelopment Auth., 7.60%, 04/01/05                                          90,444
        100,000 Prairie Du Chien, WI, Redevelopment Auth., 7.625%, 04/01/06                                        100,930
        410,000 Rhode Island Housing and Mortgage, 6.62%, 04/01/02                                                 404,451
        165,000 Washington St. HSA, 7.65%, 01/01/04                                                                165,875
                                                                                                         ------------------
                Total U.S. Taxable Municipal Bonds                                                               1,153,098
                                                                                                         ------------------

Corporate Bonds (38.84%)
Banking and Financial Services (2.10%)
        250,000 GMAC, 8.875%, 06/01/10                                                                             278,750
        130,000 Hubco, Inc., 7.75%, 01/15/04                                                                       129,350
        165,000 Lehman Brothers MTN, 8.05%, 01/15/19                                                               164,381
                                                                                                         ------------------
                                                                                                                   572,481
                                                                                                         ------------------
Consumer Goods and Services (16.68%)
        300,000 Alberto-Culver, 6.38%, 06/15/28                                                                    273,750
        140,000 Dayton Hudson, 10.00%, 12/01/00                                                                    142,450
        700,000 Healthsouth Corp, 3.25%, 04/01/03                                                                  546,875
        215,000 J.C. Penney, 7.38%, 08/15/08                                                                       178,987
        750,000 Olsten Corp, 7.00%, 03/15/06                                                                       700,313
        700,000 Omnicare, 5.00%, 12/01/07                                                                          511,000
      1,510,000 Pep Boys - Manny, Moe & Jack Zero Coupon, 09/20/11                                                 781,425
        743,000 Reebok International, 6.75%, 09/15/05                                                              690,061
        750,000 Tupperware, 7.25%, 10/01/06                                                                        735,938
                                                                                                         ------------------
                                                                                                                 4,560,799
                                                                                                         ------------------
Industrial Goods and Services (14.03%)
        315,000 ABC Rail Product, 8.75%, 12/31/04                                                                  217,350
        145,000 AGCO Corp, 8.50%, 03/15/06                                                                         133,944
        415,000 Fletcher Challenge, 6.75%, 03/24/05                                                                388,544
        500,000 Geon Company, 6.88%, 12/15/05                                                                      478,750
        725,000 Ikon Office, 6.75%, 11/01/04                                                                       667,906
        277,000 IMC Global, 9.45%, 12/15/11                                                                        305,046
        700,000 Millipore Corp, 7.20%, 04/01/02                                                                    680,750
        590,000 Teck Corp, 3.75%, 07/15/06                                                                         420,375
        625,000 Thermo Instrument, 4.00%, 01/15/05                                                                 543,750
                                                                                                         ------------------
                                                                                                                 3,836,415
                                                                                                         ------------------
International (1.92%)
        325,000 Naples, City of, Italy, 7.52%, 07/15/06                                                            325,406
        185,000 Nova Scotia, 8.25%, 11/15/19                                                                       198,875
                                                                                                         ------------------
                                                                                                                   524,281
                                                                                                         ------------------
Real Estate (1.36%)
        150,000 HRPT Properties, 6.88%, 08/26/02                                                                   145,125
         10,000 Realty Income Sr. Notes, 8.25%, 11/15/08                                                           226,250
                                                                                                         ------------------
                                                                                                                   371,375
                                                                                                         ------------------
Utilities (2.75%)
        500,000 Boise Cascade, 7.05%, 05/15/05                                                                     470,000
         75,000 Citizens Utility Co. 6.80%, 08/15/26                                                                73,312
          5,357 Salton Sea, 7.02%, 05/30/00                                                                          5,357
        200,000 Texas East Trans., 8.25%, 10/15/04                                                                 204,250
                                                                                                         ------------------
                                                                                                                   752,919
                                                                                                         ------------------

                Total Corporate Bonds                                                                           10,618,270
                                                                                                         ------------------

Commercial Paper (4.39%)
      1,200,000 Co-op Tractor, 6.30%***, 04/03/00                                                                1,199,580
                                                                                                         ------------------

Mutual Funds (0.00%)
            702 Government Assets Fund T Shares, 5.36%**                                                               702
                                                                                                         ------------------

                Total Investments in Securities (99.01%)
                     (Cost $27,797,444)(a)                                                                     $27,069,469

                Other Assets & Liabilities (0.99%)                                                                 269,678
                                                                                                         ------------------

                Net Assets (100.00%)                                                                           $27,339,147
                                                                                                         ==================


---------------
(a) Cost for federal  income tax  purposes of  $27,798,850  differs  from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.......$146,347
      Unrealized Depreciation......($875,728)
      Net Unrealized Depreciation..($729,381)

* Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate disclosed represents the yield at date of purchase.

**  Rate shown is as of March 31, 2000.

*** Effective yield at date of purchase.


                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE INCOME FUND

We continue to position the average maturity of the Income Fund slightly shorter than our benchmark. The cyclical economic upswing both here and abroad is increasing inflationary pressures. The dramatic inversion of the Treasury yield curve may lessen as investors become more focused on real rates of return. Opportunities in the corporate bond market remain attractive. Government agency and mortgage-backed sectors are underweight. For the year ended March 31, 2000, the Fund posted a total return after operating expenses of 2.13%*.

As of March 31, 2000, approximately 41% of the Fund's net assets were invested in mortgage-related securities, 19% in Treasuries and agencies, 35% in corporate bonds, 3% in taxable municipal securities, and 2% in cash and cash equivalents. The average maturity of these holdings was 8.60 years with an average credit quality of AA1**.

[GRAPH]


* Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

**The composition of the Fund's holdings is subject to change.

The performance of the Vintage Income Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index and the aggregate index. The Government/Corporate Bond Index is an unmanaged index generally representative of the performance of intermediate-term government and corporate bonds with maturities of 1-10 years. The aggregate index represents the performance of the overall Bond Market. The indices do not reflect the deductions of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, INC.
INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

   Par Value    Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds (11.38%)
     $2,250,000 7.50%, 11/15/16                                                                                 $2,546,550
      6,000,000 7.25%, 08/15/22                                                                                  6,783,960
      2,800,000 7.13%, 02/15/23                                                                                  3,130,736
                                                                                                          -----------------
                                                                                                          -----------------
                Total U.S. Treasury Bonds                                                                       12,461,246
                                                                                                          -----------------

U.S. Treasury Notes (2.50%)
      1,000,000 4.88%, 03/31/01                                                                                    985,460
      1,750,000 6.50%, 05/31/02                                                                                  1,749,790
                                                                                                          -----------------
                Total U.S. Treasury Notes                                                                        2,735,250
                                                                                                          -----------------

U.S. Government Agencies (5.52%)
      1,000,000 Federal Home Loan Bank, 5.53%, 11/20/08                                                            892,770
      1,000,000 Federal Home Loan Bank, 5.55%, 11/25/08                                                            893,580
      1,000,000 Federal Home Loan Mortgage Corp, 5.00%, 02/15/01                                                   986,380
      3,250,000 Federal National Mortgage Assoc, 7.25%, 01/15/10                                                 3,267,680
                                                                                                          -----------------
                Total U.S. Government Agencies                                                                   6,040,410
                                                                                                          -----------------
Mortgage Related Securities (40.42%)
Collateralized Mortgage Obligations (6.00%)
      2,396,826 Federal Agricultural Mortgage Corp Series CA-10011, 7.59%, 01/25/02                              2,384,195
      2,000,000 Federal Home Loan Mortgage Corp Series 1873 D, 7.00%, 04/15/09                                   1,986,100
      1,000,000 Federal National Mortgage Assoc Series 1994-36 N, 6.50%, 03/25/24                                  891,810
        812,263 Prudential Home Mortgage Securities, 7.15%, 03/25/24                                               802,564
        515,059 Ryland Mortgage Securities Corp 1993-4 A5, 7.50%, 08/25/24                                         507,348
                                                                                                          -----------------
                                                                                                                 6,572,017
                                                                                                          -----------------
Federal Home Loan Mortgage Corp Mortgage-Backed Pools (5.64%)
      2,476,424 #C00896, 7.50%, 12/01/29                                                                         2,437,198
      1,696,532 #C00592, 7.00%, 02/01/28                                                                         1,644,907
      2,220,238 #19588, 6.50%, 12/01/28                                                                          2,091,020
                                                                                                          -----------------
                                                                                                                 6,173,125
                                                                                                          -----------------
Federal National Mortgage Association Mortgage-Backed Pools (6.06%)
        840,708 #303971, 7.50%, 07/01/16                                                                           831,839
      1,752,735 #251614, 7.00%, 04/01/28                                                                         1,697,016
      2,046,683 #251697, 6.50%, 05/01/28                                                                         1,931,311
      1,442,538 #252334, 6.50%, 02/01/29                                                                         1,354,673
        841,878 #430203, 7.00%, 06/01/28                                                                           812,690
                                                                                                          -----------------
                                                                                                                 6,627,529
                                                                                                          -----------------
Government National Mortgage Association Mortgage-Backed Pools (13.69%)
      2,140,680 #462556, 6.50%, 02/15/28                                                                         2,028,316
      1,658,052 #780584, 7.00%, 06/15/27                                                                         1,618,557
      1,911,143 #780717, 7.00%, 02/15/28                                                                         1,862,810
      1,367,925 #451522, 7.50%, 10/15/27                                                                         1,359,376
      1,435,848 #451459, 7.50%, 09/15/27                                                                         1,423,285
      1,877,924 #486760, 6.50%, 12/15/28                                                                         1,776,009
        429,611 #780075, 8.00%, 03/15/25                                                                           434,362
      1,225,532 #780453, 7.50%, 12/15/25                                                                         1,218,890
        303,756 #21608, 7.50%, 02/20/09                                                                            303,191
      2,155,224 #469699, 7.00%, 11/15/28                                                                         2,093,692
        898,806 #486467, 7.00%, 08/15/28                                                                           873,136
                                                                                                          -----------------
                                                                                                                14,991,624
                                                                                                          -----------------
Asset Backed Securities (9.03%)
      1,000,000 Bear Stearns CBO 1998-1 Class A-2A, 6.72%, 06/15/10                                                915,000
      1,000,000 Chyps CBO Series 1999-1 Class A1, 6.47%, 02/01/11                                                  920,000
        973,791 Denver Arena Trust, 6.94%, 11/15/19                                                                870,023
        423,247 Green Tree Recreational Equipment, 6.55%, 07/15/28                                                 423,318
      2,000,000 Greentree 96-F Class A4, 7.30%, 01/15/28                                                         2,002,640
      1,910,039 IMC Home Equity Loan 1996-4 Class A4, 7.11%, 08/25/14                                            1,895,638
        892,831 Nations Credit Grantor Trust 97-1, 6.75%, 08/15/13                                                 878,823
      2,000,000 Olympic Auto 96-D Class A5, 6.25%, 11/15/04                                                      1,982,240
                                                                                                          -----------------
                                                                                                                 9,887,682
                                                                                                          -----------------

                Total Mortgage-Related Securities                                                               44,251,977
                                                                                                          -----------------


U.S. Taxable Municipal Bonds (3.14%)
      1,000,000 Detroit Michigan Building Authority, 6.60%, 07/01/03                                               987,840
      1,000,000 Las Vegas NV., 7.20%, 07/01/15                                                                     981,280
        438,524 Mille Lacs Band of Ojibwe Indians (Grand Casino) Rev. Notes, 8.00%, 06/01/04                       432,928
      1,200,000 University of Soutnern California, 5.87%, 01/01/14                                               1,035,648
                                                                                                          -----------------
                Total U.S. Taxable Municipal Bonds                                                               3,437,696
                                                                                                          -----------------

Corporate Bonds (35.33%)
Banking and Financial Services (3.09%)
        500,000 John Deere, 8.63%, 08/01/19                                                                        509,375
      1,000,000 Lehman Brothers, 6.63%, 02/05/06                                                                   945,000
        500,000 Northern Trust Co, 6.50%, 05/01/03                                                                 487,500
      1,500,000 Paine Webber Group Inc, 6.45%, 12/01/03                                                          1,441,875
                                                                                                          -----------------
                                                                                                                 3,383,750
                                                                                                          -----------------
Consumer Goods and Services (13.70%)
      2,000,000 Ford Motor Company, 7.13%, 11/15/25                                                              1,887,500
      1,950,000 Healthsouth Corp, 3.25%, 04/01/03                                                                1,523,438
      1,000,000 J.C. Penney & Co., 7.38%, 08/15/08                                                                 832,500
      1,100,000 Jones Apparel, 7.50%, 06/15/04                                                                   1,050,500
        950,000 K-Mart Corp, 7.17%, 07/24/00                                                                       947,625
      1,000,000 MCI Communications, 8.25%, 01/20/23                                                              1,008,750
      1,490,000 Omnicare, 5.00%, 12/01/07                                                                        1,087,700
      4,750,000 Pep Boys - Manny, Moe & Jack Zero Coupon, 09/20/11                                               2,458,125
        500,000 Reebok International, 6.75%, 05/15/00                                                              499,375
      1,000,000 Reebok International, 6.75%, 09/15/05                                                              928,750
        175,556 Secured Restaurant Trust, 10.25%, 11/15/00                                                         178,903
      2,645,000 Tupperware, 7.25%, 10/01/06                                                                      2,595,406
                                                                                                          -----------------
                                                                                                                14,998,572
                                                                                                          -----------------
Governement Agency (0.62%)
        700,000 Quebec Province, 6.19%, 03/10/26                                                                   679,875
                                                                                                          -----------------

Industrial Goods and Services (11.19%)
      2,000,000 Fletcher Challenge, 7.75%, 06/20/06                                                              1,935,000
      2,000,000 Geon Company, 6.88%, 12/15/05                                                                    1,915,000
      1,000,000 Ikon Office, 6.75%, 11/01/04                                                                       921,250
      2,300,000 Olsten Corp, 7.00%, 03/15/06                                                                     2,147,625
      2,100,000 Owens-Illinois, 8.10%, 05/15/07                                                                  1,995,000
      2,000,000 Teck Corp, 3.75%, 07/15/06                                                                       1,425,000
      2,200,000 Thermo Instrument, 4.00%, 01/15/05                                                               1,914,000
                                                                                                          -----------------
                                                                                                                12,252,875
                                                                                                          -----------------
Real Estate (4.92%)
      1,250,000 Avalon Bay, 6.80%, 07/15/06                                                                      1,168,750
      2,000,000 HRPT Properties Trust, 6.88%, 08/26/02                                                           1,935,000
      1,550,000 Nationwide Health Properties, 7.23%, 11/08/06                                                    1,358,188
      1,000,000 Simon Property Group, Inc., 7.13%, 02/09/09                                                        925,000
                                                                                                          -----------------
                                                                                                                 5,386,938
                                                                                                          -----------------
Utilities (1.81%)
      1,000,000 Florida Power & Light, 6.875%, 4/1/2004                                                            983,750
      1,000,000 Philadelphia Electric, 7.375%, 12/15/2001                                                        1,000,000
                                                                                                          -----------------
                                                                                                                 1,983,750
                                                                                                          -----------------

                Total Corporate Bonds                                                                           38,685,760
                                                                                                          -----------------

Mutual Funds (2.14%)
      2,347,115 Government Assets Fund T Shares, 5.36%**                                                         2,347,115
                                                                                                          -----------------

                Total Investments in Securities (100.43%)
                     (Cost $113,018,874)(a)                                                                   $109,959,454

                Other Assets & Liabilities (-0.43%)                                                               (473,221)
                                                                                                          -----------------

                Net Assets (100.00%)                                                                          $109,486,233
                                                                                                          =================


---------------
(a) Cost for federal  income tax  purposes of  $113,100,916  differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation........$2,579,436
      Unrealized Depreciation.......($5,720,898)
      Net Unrealized Depreciation...($3,141,462)

 **  Rate shown is as of March 31, 2000.

                         SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE MUNICIPAL BOND FUND

We continue to evaluate non-callable bonds that are appropriately structured. Lack of supply coupled with lower treasury yields have led to a well-supported market and lower yields. As supply increases, pressure on municipal yields may rise and we will take advantage of higher yields while lengthening the maturity of the Fund. The Fund produced a total return after operating expenses of 0.10%* for the year ended March 31, 2000.

As of March 31, 2000, the portfolio was widely diversified with holdings in a wide cross-section of states. The average maturity of these holdings was 7.80 years with an average credit quality of AA1**.

[GRAPH]

* Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

**The composition of the Fund's holdings is subject to change.

The performance of the Vintage Municipal Bond Fund is measured against the Merrill Lynch Intermediate Municipal Bond Index, an unmanaged index generally representative of the performance of municipal bonds with maturities of 1-20 years. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

   Par Value    Description                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------
Municipal Bonds (87.26%)
 Arizona (2.05%)
     $1,000,000 Phoenix, AZ G.O., 5.00%, 07/01/10                                                                  $997,540
                                                                                                         -------------------

 Delaware (1.03%)
        500,000 Sussex County, DE, 4.90%, 10/15/2001                                                                502,520
                                                                                                         -------------------

 Florida (6.23%)
      1,000,000 Dade County, FL, 7.65%, 04/01/10                                                                  1,020,000
        500,000 Florida School Boards Assoc., Inc. Lease Revenue, 6.75%, 07/01/04                                   503,255
        500,000 Jacksonville, FL Water & Sewer, 5.00%, 10/01/20                                                     499,655
        500,000 Martin County, FL, General Obligation, 4.25%, 02/01/01                                              499,850
        500,000 State of Florida Board of Education, 5.13%, 06/01/05                                                506,640
                                                                                                         -------------------
                                                                                                                  3,029,400
                                                                                                         -------------------
 Idaho (1.04%)
        500,000 Meridian Joint School District, #2 Idaho, 5.00%, 07/30/03                                           503,780
                                                                                                         -------------------

 Illinois (17.55%)
        200,000 Cherry Valley General Obligations, 6.60%, 01/01/01                                                  203,342
      1,000,000 Illinois EFA-Depaul University, 4.63%, 09/01/24                                                     971,390
      1,000,000 Illinois Health Facility-Northwestern, 6.75%, 08/15/11                                            1,044,650
        465,000 Illinois Housing Development Authority Single Family, 6.50%, 02/01/09                               480,982
      1,000,000 Illinois State Sales Tax Revenue, 5.00%, 06/15/09                                                   991,930
      1,000,000 Illinois State Sales Tax Revenue, 5.10%, 06/15/10                                                   994,030
      1,000,000 Illinois State Toll Highway Authority Revenue, 5.50%, 01/01/14                                    1,012,440
      1,000,000 Joliet Illinois, 6.25%, 01/01/11                                                                  1,021,270
        500,000 Kane County, IL Motor Fuel Transport Revenue, 5.40%, 03/01/06                                       505,520
      1,000,000 Macon County And Decatur Illinois Ctf Partn, 6.50%, 01/01/04                                      1,052,710
        250,000 Winnebago County, Il School District 122, 5.75%, 06/01/01                                           253,615
                                                                                                         -------------------
                                                                                                                  8,531,879
                                                                                                         -------------------
 Indiana (13.19%)
      1,000,000 Evansville, IN Building Authority, 5.30%, 08/01/08                                                1,014,720
      1,000,000 Highland, IN Sch Bldg Corp, 5.25%, 07/05/14                                                         964,890
        500,000 Indiana Bond Bank (Elkhart Water\Sewer Refunding), 5.55%, 11/01/10                                  502,160
      1,000,000 Indiana University Higher Ed, 6.80%, 08/01/04                                                     1,044,760
      1,000,000 Indianapolis, IN Public Transportation, 6.00%, 07/01/10                                           1,037,640
      1,000,000 Kokomo-Center, IN School Building Corp., 6.75%, 07/15/04                                          1,068,300
        750,000 Marion County, IN, 6.60%, 06/01/03                                                                  781,305
                                                                                                         -------------------
                                                                                                                  6,413,775
                                                                                                         -------------------
 Iowa (3.10%)
      1,000,000 Cedar Rapids, IA, General Obligation, 5.00%, 06/01/11                                               985,640
        500,000 Iowa State Certificate Participation, 6.50%, 07/01/06                                               523,145
                                                                                                         -------------------
                                                                                                         -------------------
                                                                                                                  1,508,785
                                                                                                         -------------------
 Kansas (2.07%)
      1,000,000 Johnson County, KS, School District #233, 5.30%, 09/01/13                                         1,005,480
                                                                                                         -------------------

 Massachusetts (2.09%)
        500,000 Massachusetts Bay Transportation Authority, 5.30%, 03/01/08                                         512,605
        500,000 Massachusetts State Port Authority, 5.50%, 07/01/15                                                 501,895
                                                                                                         -------------------
                                                                                                                  1,014,500
                                                                                                         -------------------
 Michigan (4.14%)
      1,000,000 Michigan State HFA, 5.75%, 05/15/16                                                               1,009,180
      1,000,000 Wayne State University, 5.38%, 11/15/13                                                           1,002,740
                                                                                                         -------------------
                                                                                                                  2,011,920
                                                                                                         -------------------
 Minnesota (2.07%)
      1,000,000 Minneapolis, MN , Reference Series A, 5.10%, 12/01/08                                             1,005,790
                                                                                                         -------------------

 Nevada (1.02%)
        500,000 State of Nevada, 4.40%, 11/01/01                                                                    498,270
                                                                                                         -------------------

 New Jersey (1.02%)
        500,000 New Jersey Wastewater Treatment Trust Series A, 4.80%, 09/01/06                                     496,280
                                                                                                         -------------------

 New York (2.05%)
      1,000,000 Long Island NY Power, 4.10%, 12/01/00                                                               998,740
                                                                                                         -------------------

 Rhode Island (1.03%)
        500,000 Rhode Island State, 4.90%, 06/15/04                                                                 501,095
                                                                                                         -------------------

 Texas (7.28%)
        500,000 Dallas, TX, Water & Sewer, 4.90%, 04/01/04                                                          500,550
      1,000,000 Pharr-San Juan-Alamo, TX. Independent School District, 5.25%, 02/01/08                            1,011,360
        900,000 Sam Rayburn Texas Municipal, 6.00%, 09/01/10                                                        964,782
      1,000,000 San Antonio, TX, 6.00%, 08/01/08                                                                  1,061,100
                                                                                                         -------------------
                                                                                                                  3,537,792
                                                                                                         -------------------
 Utah (1.06%)
        500,000 Salt Lake County, UT,  5.50%  12/15/04                                                              514,970
                                                                                                         -------------------

 Virginia (2.50%)
      1,000,000 Virginia Beach, VA, 5.40%, 09/01/09                                                               1,016,930
        195,000 Virginia Educational Loan Authority Series E, 5.50%, 03/01/01                                       196,964
                                                                                                         -------------------
                                                                                                                  1,213,894
                                                                                                         -------------------
 Washington (8.02%)
      1,000,000 Benton County, WA, Public Utility, 5.45%, 11/01/08                                                1,022,370
        800,000 Grant County, WA, Public Utilities Hydro-Electric, 5.60%, 01/01/10                                  822,184
      1,000,000 Pierce County, WA, School District #001, 6.00%, 12/01/10                                          1,071,560
      1,000,000 Thurston County, WA #111, 5.00%, 12/01/10                                                           983,710
                                                                                                         -------------------
                                                                                                                  3,899,824
                                                                                                         -------------------
 Wisconsin (8.20%)
        500,000 City of Beloit, WI, Sewer System Revenue Bond,  4.80%,  07/01/05                                    495,760
        500,000 Madison, WI  5.00%, 04/01/05                                                                        503,075
        500,000 Milwaukee, WI, 5.15%, 11/15/08                                                                      505,130
        500,000 Sturgen Bay, 4.90%, 01/01/06                                                                        496,655
      1,000,000 Wisconsin State Government Obligation,  5.00%, 05/01/11                                             980,790
      1,000,000 Wisconsin State Series A,  5.00%, 05/01/09                                                        1,003,080
                                                                                                         -------------------
                                                                                                                  3,984,490
                                                                                                         -------------------
 Wyoming (0.52%)
        250,000 Cheyenne, Wy General Obligations Unlimited, 5.45%, 12/01/01                                         253,568
                                                                                                         -------------------

                Total Municipal Bonds                                                                            42,424,292
                                                                                                         -------------------

Alternative Minimum Tax Paper (11.20%)
      1,000,000 Alaska Student Loan, 5.63%, 07/01/07                                                              1,011,440
        500,000 Austin, TX,  Airport Revenue, 5.50%, 11/15/06                                                       509,120
        300,000 Illinois Student Assistance Commission, Student Loan Revenue, Series M, 6.30%, 03/01/03             308,481
        500,000 Iowa Student Loan, 5.75%, 12/01/06                                                                  509,980
      1,000,000 Iowa Student Loan Liquidity Corp. Series C,  5.10%, 06/01/09                                        977,750
        410,000 Massachusetts Education Loan Authority,  5.60%, 07/01/06                                            414,957
         35,000 New Mexico Educational Assistance, 5.75%, 08/01/07                                                   35,498
        500,000 South Dakota Student Loan, 5.85%, 08/01/00                                                          502,495
        190,000 Student Loan Funding Corp., Series C, 5.50%, 12/01/01                                               189,939
      1,000,000 Utah Bd Regents, 5.20%, 05/01/08                                                                    983,140
                                                                                                         -------------------
                Total Alternative Minimum Tax Paper                                                               5,442,800
                                                                                                         -------------------

Mutual Funds (0.53%)
        256,394 B.T. Tax Free Money Fund, 3.07%**                                                                   256,394
                                                                                                         -------------------

                Total Investments in Securities (98.99%)
                     (Cost $48,275,717)(a)                                                                      $48,123,486

                Other Assets & Liabilities (1.01%)                                                                  492,766
                                                                                                         -------------------

                Net Assets (100.00%)                                                                            $48,616,252
                                                                                                         ===================

---------------------
(a) Cost for federal  income tax purposes is  identical  and differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation..........$252,379
      Unrealized Depreciation.........($404,610)
      Net Unrealized Depreciation.....($152,231)

 **  Rate shown is as of March 31, 2000.


                              SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE BALANCED FUND

The year ended March 31, 2000 provided better than average Balanced Fund performance compared to historical averages. The Fund's asset allocation in favor of stocks benefited shareholders during the period. For the year ended March 31, 2000, the Fund produced a total return after operating expenses of 15.56%*.

MANAGING FOR THE FUTURE

In the first quarter of 2000, we reduced our stock allocation to a neutral position in the Balanced Fund. While we believe the stock market in general remains attractive due to strong earnings and productivity gains, we believe valuations moved ahead of themselves during the period, warranting a neutral position in the Fund. The bond holdings remain shorter in maturity than the Fund's benchmark while focusing on selected corporate issuers. As interest rates stabilize, we will look to reallocate to a new strategic position.

As of March 31, 2000, approximately 39% of the Fund's net assets were invested in fixed income securities and 61% in stocks. The top five equity holdings in the equity portfolio were: Microsoft (2.88% of the Fund's net assets), Nortel Networks (2.61%), Intel Corp (2.46%) Cisco Systems (2.40%), and General Electric (2.15%). The fixed income portion of the portfolio was invested in a variety of
U. S. Treasury and agency securities, corporate bonds, taxable municipal bonds, and mortgage-related securities. The average credit quality was AAA**.

[GRAPH]


* Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

**The composition of the Fund's holdings is subject to change.

The performance of the Vintage Balanced Fund is measured against a composite of the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market, and the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index generally considered to be representative of the performance of government and corporate bonds with maturities of 1-10 years. In the composite, each index is given a 50% weighting. The two indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, INC.
BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

    Shares/
   Par Value    Description                                                                                     Value
----------------------------------------------------------------------------------------------------------------------------
US Treasury Bonds (4.95%)
     $1,300,000 7.50%, 11/15/16                                                                                  $1,471,340
      1,400,000 7.25%, 08/15/22                                                                                   1,582,924
      1,000,000 7.13%, 02/15/23                                                                                   1,118,120
        500,000 8.00%, 11/15/21                                                                                     608,055
                                                                                                          ------------------
                Total U.S. Treasury Bonds                                                                         4,780,439
                                                                                                          ------------------

U.S. Treasury Notes (3.75%)
        650,000 6.25%, 01/31/02                                                                                     647,056
      1,000,000 6.63%, 05/15/07                                                                                   1,018,250
      2,000,000 5.63%, 12/31/02                                                                                   1,957,920
                                                                                                          ------------------
                Total U.S. Treasury Notes                                                                         3,623,226
                                                                                                          ------------------

U.S. Government Agency (3.93%)
        550,000 Federal Home Loan Bank, 6.13%, 08/15/03                                                             533,973
        500,000 Federal Home Loan Bank, 5.50%, 08/13/01                                                             491,180
      1,000,000 Federal Home Loan Mortgage Corp, 5.00%, 01/15/04                                                    930,960
      1,500,000 Federal National Mortgage Assoc, 7.25%, 01/15/10                                                  1,508,160
        350,000 Federal National Mortgage Assoc, 6.05%, 07/28/03                                                    339,360
                                                                                                          ------------------
                Total U.S. Government Agency                                                                      3,803,633
                                                                                                          ------------------

Mortgage Related Securities (9.63%)
 Collateralized Mortgage Obligations (0.29%)
          8,150 Federal National Mortgage Assoc, 1992-34 Class E, 7.00%, 07/25/20                                     8,117
        155,311 Federal National Mortgage Assoc, 1992-46 Class J, 5.00%, 01/25/07                                   149,118
         56,863 Federal National Mortgage Assoc, 1994-85 Class E, 6.00%, 11/25/06                                    56,246
        108,969 Salomon Bros. Mortgage Sec. VII, 1995-1 Class PO, 10.54%***, 02/25/25                                66,769
                                                                                                          ------------------
                                                                                                                    280,250
                                                                                                          ------------------
 Federal Home Loan Mortgage Corp. Mortgage-Backed Pools (2.54%)
        495,285 #C00896, 7.50%, 12/01/29                                                                            487,440
        424,133 #C00592, 7.00%, 02/01/28                                                                            411,227
         13,479 #A00851, 8.50%, 12/01/19                                                                             13,707
        553,076 #17281, 6.50%, 11/02/28                                                                             520,964
        555,060 #19588, 6.50%, 12/01/28                                                                             522,755
        506,534 #E20252, 7.00%, 07/01/11                                                                            500,232
                                                                                                          ------------------
                                                                                                                  2,456,325
                                                                                                          ------------------
 Federal National Mortgage Assoc. Mortgage-Backed Pools (1.97%)
        102,712 #251286, 7.00%, 11/01/27                                                                             99,568
        511,671 #251697, 6.50%, 05/01/28                                                                            482,828
        480,846 #252334, 6.50%, 02/01/29                                                                            451,558
        540,866 #428865, 7.00%, 06/01/28                                                                            521,687
        359,145 #430203, 7.00%, 06/01/28                                                                            346,694
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  1,902,335
                                                                                                          ------------------
 Government National Mortgage Assoc. Mortgage-Backed Pools (4.14%)
        535,170 #462556, 6.50%, 02/15/28                                                                            507,079
        414,514 #780584, 7.00%, 06/15/27                                                                            404,640
        341,981 #451522, 7.50%, 10/15/27                                                                            339,844
         48,664 #305975, 9.00%, 07/15/21                                                                             50,243
         20,267 #318184, 8.50%, 11/15/21                                                                             20,721
         55,382 #359600, 7.50%, 07/15/23                                                                             54,898
        147,774 #376218, 7.50%, 08/15/25                                                                            146,852
         52,515 #385300, 8.00%, 10/15/24                                                                             53,067
         36,378 #410049, 8.00%, 07/15/25                                                                             36,759
        101,770 #412334, 7.00%, 10/15/27                                                                             98,653
        469,481 #486760, 6.50%, 12/15/28                                                                            444,002
        206,850 #780075, 8.00%, 03/15/25                                                                            209,137
        525,228 #780453, 7.50%, 12/15/25                                                                            522,381
        159,082 #780619, 7.00%, 08/15/12                                                                            157,425
        538,806 #469699, 7.00%, 11/15/28                                                                            523,423
        449,403 #486467, 7.00%, 08/15/28                                                                            436,568
                                                                                                          ------------------
                                                                                                                  4,005,692
                                                                                                          ------------------
Asset Backed Securities (0.69%)
        193,988 Green Tree Recreational Equipment, 6.55%, 07/15/28                                                  194,021
        250,000 Olympic Auto Trust, 6.00%, 06/15/02                                                                 248,968
        223,463 UCFC Home Equity Loan, 7.48%, 03/15/20                                                              224,371
                                                                                                          ------------------
                                                                                                                    667,360
                                                                                                          ------------------

                Total Mortgage-Related Securities                                                                 9,311,962
                                                                                                          ------------------

U.S. Taxable Municipal Bonds (1.31%)
        205,000 Berry Creek, CO, 6.65%, 12/01/01                                                                    203,475
        195,000 Fulton, MO Golf Course, 7.60%, 07/01/11                                                             197,582
        151,189 Mille Lacs Band Of Ojibwe Indians, 8.00%, 06/01/04                                                  149,260
        200,000 New Orleans, LA Hsg. Dev., 8.00%, 12/01/03                                                          196,870
         16,357 Oregon D.O.T., 9.00%, 06/15/00                                                                       16,372
        250,000 Portland, OR Multifamily Hsg., 7.625%, 12/01/01                                                     245,405
        300,000 University of Southern California, 5.87%, 01/01/14                                                  258,912
                                                                                                          ------------------
                Total U.S. Taxable Municipal Bonds                                                                1,267,876
                                                                                                          ------------------

Corporate Bonds (13.71%)
 Banking and Financial Services (2.87%)
        400,000 American Express, 6.25%, 08/10/05                                                                   399,672
        500,000 Bear Stearns, 6.25%, 07/15/05                                                                       468,125
        460,000 Hubco, Inc, 7.75%, 01/15/04                                                                         457,700
        250,000 Lehman Bros. MTN, 8.05%, 01/15/19                                                                   249,062
        250,000 Merrill Lynch, 6.25%, 10/15/08                                                                      228,125
        500,000 Paine Webber Group Inc, 6.45%, 12/01/03                                                             480,625
        500,000 Salomon Smith Barney, 6.63%, 11/15/03                                                               490,625
                                                                                                          ------------------
                                                                                                                  2,773,934
                                                                                                          ------------------
Consumer Goods and Services (4.12%)
        500,000 Ford Motor Company, 7.13%, 11/15/25                                                                 471,875
        550,000 Healthsouth Corp, 3.25%, 04/01/03                                                                   429,687
        250,000 J.C. Penney & Co., 6.13%, 11/15/03                                                                  219,688
        400,000 Jones Apparel, 7.50%, 06/15/04                                                                      382,000
        300,000 K Mart Corp, 7.17%, 7/24/00                                                                         299,250
        500,000 Omnicare, 5.00%, 12/01/07                                                                           365,000
      1,600,000 Pep Boys - Manny, Moe & Jack Zero Coupon, 09/20/11                                                  828,000
        500,000 Reebok International, 6.75%, 05/15/00                                                               499,375
        500,000 Tupperware, 7.25%, 10/01/06                                                                         490,625
                                                                                                          ------------------
                                                                                                                  3,985,500
                                                                                                          ------------------
 Government Agency (0.30%)
        300,000 Quebec Province, 6.19%, 03/10/26                                                                    291,375
                                                                                                          ------------------

 Industrial Goods and Services (4.44%)
        100,000 ATCH Top & SF, 7.09%, 02/15/01                                                                       99,708
        500,000 Burlington Resources, 9.63%, 06/15/00                                                               502,500
        500,000 Cummins Engine, 6.75%, 02/15/27                                                                     471,875
        500,000 Fletcher Challenge, 7.75%, 06/20/06                                                                 483,750
        500,000 Ikon Office, 6.75%, 11/01/04                                                                        460,625
        245,000 Millipore Corp, 7.20%, 04/01/02                                                                     238,262
        700,000 Olsten Corp, 7.00%, 03/15/06                                                                        653,625
        500,000 Owens-Illinois, 8.10%, 05/15/07                                                                     475,000
        600,000 Teck Corp, 3.75%, 07/15/06                                                                          427,500
        550,000 Thermo Instrument, 4.00%, 01/15/05                                                                  478,500
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  4,291,345
                                                                                                          ------------------
 International (0.17%)
        150,000 Nova Scotia, 8.25%, 11/15/19                                                                        161,250
                                                                                                          ------------------

 Real Estate (1.30%)
        500,000 Avalon Bay, 6.80%, 07/15/06                                                                         467,500
        500,000 HRPT Properties Trust, 6.88%, 08/26/02                                                              483,750
        350,000 Nationwide Health Properties, 7.23%, 11/08/06                                                       306,687
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  1,257,937
                                                                                                          ------------------
Utilities (0.51%)
        500,000 Washington Water And Power, 6.24%, 10/02/00                                                         497,500
                                                                                                          ------------------

                Total Corporate Bonds                                                                            13,258,841
                                                                                                          ------------------

Common Stocks (60.82%)
 Advertising (1.06%)
         11,000 Omnicom Group                                                                                     1,027,813
                                                                                                          ------------------

 Banking (2.28%)
         23,400 Bank Of New York                                                                                    972,562
         30,000 Wells Fargo                                                                                       1,228,125
                                                                                                          ------------------
                                                                                                                  2,200,687
                                                                                                          ------------------
 Broadcasting (1.07%)
         15,000 Clear Channel Communications*                                                                     1,035,938
                                                                                                          ------------------

 Chemicals (1.15%)
         25,000 Rohm & Haas                                                                                       1,115,625
                                                                                                          ------------------

 Computer Hardware (5.41%)
         30,000 Cisco Systems*                                                                                    2,319,375
          8,800 IBM                                                                                               1,038,400
         20,000 Sun Microsystems*                                                                                 1,874,063
                                                                                                          ------------------
                                                                                                                  5,231,838
                                                                                                          ------------------
 Computer-Software & Peripherals (5.34%)
         20,000 Citrix Systems*                                                                                   1,325,000
         10,000 Lexmark Interntational Group*                                                                     1,057,500
         26,200 Microsoft*                                                                                        2,783,750
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  5,166,250
                                                                                                          ------------------
 Consumer Goods & Services (2.19%)
         24,000 Clorox                                                                                              780,000
         17,000 Kimberly-Clark                                                                                      952,000
          6,900 Procter & Gamble                                                                                    388,125
                                                                                                          ------------------
                                                                                                                  2,120,125
                                                                                                          ------------------
 Diversified (3.00%)
         15,000 Kansas City Southern                                                                              1,289,062
          8,000 Minnesota Mining and Manufacturing                                                                  708,500
         18,000 Tyco International                                                                                  897,750
                                                                                                          ------------------
                                                                                                                  2,895,312
                                                                                                          ------------------
 Electrical & Electronic (2.15%)
         13,400 General Electric                                                                                  2,079,512
                                                                                                          ------------------

 Entertainment (0.74%)
         15,000 News Corp                                                                                           716,250
                                                                                                          ------------------

 Financial Services (4.70%)
         30,000 AXA Financial                                                                                     1,076,250
         20,000 Citigroup                                                                                         1,186,250
         26,000 Fannie Mae                                                                                        1,467,375
         10,000 Morgan Stanley Dean Witter                                                                          815,625
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  4,545,500
                                                                                                          ------------------
 Industrial Goods & Services (1.31%)
         20,000 United Technologies                                                                               1,263,750
                                                                                                          ------------------

 Insurance (1.04%)
          9,140 American International Group                                                                      1,000,830
                                                                                                          ------------------

 Medical Equipment & Supplies (1.41%)
         10,000 Guidant*                                                                                            588,125
         15,000 Medtronic                                                                                           771,562
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  1,359,687
                                                                                                          ------------------
 Newspaper & Publishing (0.30%)
          8,000 Tribune                                                                                             292,500
                                                                                                          ------------------

 Oil & Gas Exploration Products & Services (5.82%)
         25,000 Coastal                                                                                           1,150,000
          8,000 Exxon Mobile                                                                                        622,500
         18,300 Halliburton                                                                                         750,300
         13,800 Schlumberger                                                                                      1,055,700
         25,000 Transocean Sedco Forex                                                                            1,282,812
         13,000 Weatherford International*                                                                          766,188
                                                                                                          ------------------
                                                                                                                  5,627,500
                                                                                                          ------------------
 Paper Products (1.02%)
         25,000 Georgia Pacific                                                                                     989,062
                                                                                                          ------------------

 Pharmaceuticals (6.36%)
         20,800 Abbott Laboratories                                                                                 731,900
         15,000 American Home Products                                                                              804,375
         20,000 Bristol-Myers Squibb                                                                              1,155,000
         25,000 Elan ADR*                                                                                         1,187,500
         20,000 Warner Lambert                                                                                    1,950,000
          8,000 Watson Pharmaceuticals*                                                                             317,500
                                                                                                          ------------------
                                                                                                                  6,146,275
                                                                                                          ------------------
 Photography (0.56%)
         10,000 Eastman Kodak                                                                                       543,125
                                                                                                          ------------------

 Retail - General Merchandise (2.11%)
          7,500 Kohl's*                                                                                             768,750
         17,000 Target                                                                                            1,270,750
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  2,039,500
                                                                                                          ------------------
 Retail - Specialty Stores (2.05%)
         23,000 Lowe's                                                                                            1,342,625
         25,000 Walgreen                                                                                            643,750
                                                                                                          ------------------
                                                                                                                  1,986,375
                                                                                                          ------------------
 Semiconductors (2.46%)
         18,000 Intel                                                                                             2,374,875
                                                                                                          ------------------

 Technology (0.44%)
         20,000 Parametric Technology*                                                                              421,250
                                                                                                          ------------------

 Telecommunications-Services and Equipment (6.85%)
         17,000 Alltel                                                                                            1,072,062
         19,500 AT&T                                                                                              1,096,875
         11,250 MCI Worldcom*                                                                                       509,766
         10,000 Motorola                                                                                          1,423,750
         20,000 Nortel Networks                                                                                   2,520,000
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  6,622,453
                                                                                                          ------------------

                Total Common Stocks                                                                              58,802,032
                                                                                                          ------------------

Mutual Funds (2.54%)
      2,458,605 Government Assets Fund T Shares, 5.36%**                                                          2,458,605
                                                                                                          ------------------


                Total Investments in Securities (100.64%)
                     (Cost $79,455,439)(a)                                                                      $97,306,614

                Other Assets & Liabilities (-0.64%)                                                                (618,822)
                                                                                                          ------------------

                Net Assets (100.00%)                                                                            $96,687,792
                                                                                                          ==================
---------------
(a) Cost for federal  income tax purposes is  identical  and differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.......$20,432,015
      Unrealized Depreciation.......($2,580,840)
      Net Unrealized Appreciation...$17,851,175

*    Represents non-income producing securities.
**   Rate shown is as of March 31, 2000.
***  Principal only  represents  securities that entitle holders to receive only principal  payments on the underlying  mortgages.  The yield to maturity of principal  only is  sensitive  to the  rate of  principal  payments  on the underlying mortgages.  A slow (rapid) rate of principal repayments may have an  adverse  (positive)  effect on yield to  maturity.  The  interest  rate disclosed represents the yield at date of purchase.


                    SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE EQUITY FUND

This past fiscal year will likely be remembered as the year that dramatized the impact of the technology sector on the equity markets. Companies associated with technology initiatives were alternately the blessing or the curse of managed portfolios. Many companies that experienced dramatic increases in market valuation had little or no history of generating net earnings for shareholders. The market seemed caught up in a continuing "Internet frenzy".

The Equity Fund "S" shares returned 18.59%* to shareholders for the period, after expenses, a figure higher than long-term historical equity return figures.

LOOKING FORWARD

We continue to believe strongly in the continued strength of the domestic economy. Vintage Equity Fund holdings will continue to be focused on larger capitalization companies in the growth sector of the economy. We anticipate emphasizing the interest-sensitive and healthcare sectors. Demonstrated earnings history and opportunities for growth fundamentally support every purchase in the Equity Fund.

As of March 31, 2000, the portfolio was fully invested and widely diversified with positions in some sixty different companies. The top five holdings were:
Nortel Networks (3.66% of the Fund's net assets), Texas Instruments (3.56%), Cisco Systems (3.44%), EMC Corporation (2.99%) and Morgan Stanley Dean Witter (2.79%)**.

[GRAPH]



* Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

**The composition of the Fund's holdings is subject to change.

The performance of the Vintage Equity Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, INC.
EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

    Shares     Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------
Common Stocks (99.35%)
Automotive (3.25%)
       180,000 Ford Motor                                                                                       $8,268,750
       130,000 General Motors                                                                                   10,765,625
                                                                                                        -------------------
                                                                                                                19,034,375
                                                                                                        -------------------
Banking (7.35%)
       180,000 Bank of America                                                                                   9,438,750
       220,000 Bank of New York                                                                                  9,143,750
       110,000 Chase Manhattan                                                                                   9,590,625
       200,000 Regions Financial                                                                                 4,562,500
       250,000 Wells Fargo                                                                                      10,234,375
                                                                                                        -------------------
                                                                                                                42,970,000
                                                                                                        -------------------
Biotechnology (2.52%)
       240,000 Amgen*                                                                                           14,730,000
                                                                                                        -------------------

Broadcasting (1.65%)
       140,000 Clear Channel Communications*                                                                     9,668,750
                                                                                                        -------------------

Business Services (2.04%)
        80,000 American Express                                                                                 11,915,000
                                                                                                        -------------------

Computer Hardware (7.57%)
       260,000 Cisco Systems, Inc.*                                                                             20,101,250
       250,000 Compaq                                                                                            6,656,250
       140,000 EMC*                                                                                             17,500,000
                                                                                                        -------------------
                                                                                                                44,257,500
                                                                                                        -------------------
Computer - Software and Peripherals (3.12%)
        82,500 Citrix Systems*                                                                                   5,465,625
       120,000 Microsoft*                                                                                       12,750,000
                                                                                                        -------------------
                                                                                                        -------------------
                                                                                                                18,215,625
                                                                                                        -------------------
Consumer Goods and Services (4.17%)
       200,000 Colgate Palmolive                                                                                11,275,000
       200,000 McDonald's                                                                                        7,512,500
       100,000 Procter & Gamble                                                                                  5,625,000
                                                                                                        -------------------
                                                                                                                24,412,500
                                                                                                        -------------------
Diversified (3.67%)
       130,000 Minnesota Mining and Manufacturing                                                               11,513,125
       200,000 Tyco International                                                                                9,975,000
                                                                                                        -------------------
                                                                                                                21,488,125
                                                                                                        -------------------
Electrical & Electronic (4.46%)
       100,000 General Electric                                                                                 15,518,750
       200,000 Honeywell                                                                                        10,537,500
                                                                                                        -------------------
                                                                                                                26,056,250
                                                                                                        -------------------
Energy (1.65%)
       220,000 Williams                                                                                          9,666,250
                                                                                                        -------------------

Financial Services (8.92%)
       150,000 Citigroup                                                                                         8,896,875
       150,000 Fannie Mae                                                                                        8,465,625
       200,000 Federal Home Loan Mortgage                                                                        8,837,500
       200,000 Morgan Stanley Dean Witter                                                                       16,312,500
       220,000 Paine Webber Group                                                                                9,680,000
                                                                                                        -------------------
                                                                                                                52,192,500
                                                                                                        -------------------
Health Care Products and Services (2.14%)
       200,000 Baxter International                                                                             12,537,500
                                                                                                        -------------------

Home Furnishings (1.02%)
       240,000 Newell Rubbermaid                                                                                 5,955,000
                                                                                                        -------------------

Industrial Goods and Services (1.62%)
       150,000 United Technologies                                                                               9,478,125
                                                                                                        -------------------

Insurance (3.49%)
       125,000 American International Group                                                                     13,687,500
       200,000 Lincoln National                                                                                  6,700,000
                                                                                                        -------------------
                                                                                                                20,387,500
                                                                                                        -------------------
 Oil & Gas Exploration Products & Services (5.60%)
       140,000 Apache                                                                                            6,965,000
       180,000 El Paso Energy                                                                                    7,267,500
       100,000 Exxon Mobile                                                                                      7,781,250
       140,000 Schlumberger                                                                                     10,710,000
                                                                                                        -------------------
                                                                                                                32,723,750
                                                                                                        -------------------
 Paper Products (1.62%)
       240,000 Georgia Pacific                                                                                   9,495,000
                                                                                                        -------------------

Pharmaceuticals (11.21%)
       250,000 American Home Products                                                                           13,406,250
       100,000 Bristol-Myers Squibb                                                                              5,775,000
       150,000 Lilly (Eli) & Co.                                                                                 9,450,000
       140,000 Merck*                                                                                            8,697,500
       170,000 Mylan Laboratories                                                                                4,675,000
       300,000 Pfizer                                                                                           10,968,750
        60,000 Warner Lambert                                                                                    5,850,000
       170,000 Watson Pharmaceuticals*                                                                           6,746,875
                                                                                                        -------------------
                                                                                                                65,569,375
                                                                                                        -------------------
Photography (1.67%)
       180,000 Eastman Kodak                                                                                     9,776,250
                                                                                                        -------------------

Retail - General Merchandise (3.37%)
       160,000 Target                                                                                           11,960,000
       140,000 Walmart                                                                                           7,770,000
                                                                                                        -------------------
                                                                                                                19,730,000
                                                                                                        -------------------
Retail - Specialty Stores (5.15%)
       200,000 Bed Bath & Beyond*                                                                                7,875,000
       225,000 Home Depot                                                                                       14,512,500
       300,000 Walgreen                                                                                          7,725,000
                                                                                                        -------------------
                                                                                                                30,112,500
                                                                                                        -------------------
Semiconductors (0.68%)
        30,000 Intel                                                                                             3,958,125
                                                                                                        -------------------

Technology (5.31%)
       160,000 Electronic Data Systems                                                                          10,270,000
       130,000 Texas Instruments                                                                                20,800,000
                                                                                                        -------------------
                                                                                                                31,070,000
                                                                                                        -------------------
Telecommunications - Services and Equipment (6.10%)
       100,000 Motorola                                                                                         14,237,500
       170,000 Nortel Networks                                                                                  21,420,000
                                                                                                        -------------------
                                                                                                                35,657,500
                                                                                                        -------------------

               Total Common Stocks                                                                             581,057,500
                                                                                                        -------------------

Mutual Funds (0.35%)
     2,014,538 Government Assets Fund T Shares, 5.36%**                                                          2,014,538
                                                                                                        -------------------


               Total Investments in Securities (99.70%)
                    (Cost $363,424,867)(a)                                                                    $583,072,038

               Other Assets & Liabilities (0.30%)                                                                1,759,149
                                                                                                        -------------------

               Net Assets (100.00%)                                                                           $584,831,187
                                                                                                        ===================


---------------
(a) Cost for federal  income tax purposes is  identical  and differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.......$230,012,649
      Unrealized Depreciation.......($10,365,478)
      Net Unrealized Appreciation...$219,647,171

*   Represents non-income producing securities.
**  Rate shown is as of March 31, 2000.


                           SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT                            VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE AGGRESSIVE GROWTH FUND*

The Vintage Aggressive Growth Fund focuses on a broad range of available growth companies in the medium to larger capitalization sectors. Historically, smaller to medium size companies have acted as an excellent asset allocation complement to the largest capitalization companies. The Vintage Aggressive Growth Fund's performance has reflected this overall market sector relationship, providing solid returns compared to other funds with similar investment objectives.

For the year ended March 31, 2000, the Fund produced a total return after operating expenses of 33.51%**.

LOOKING FORWARD

The Aggressive Growth Fund ended the period with overweight positions in the technology, finance, healthcare and energy sectors. The extreme volatility of the NASDAQ and high valuations of the technology sector caused a wide swing in technology weightings from a low of 30% to a high of 50% of the Fund. The current technology sector weight is 40% with the likelihood of an increase in that sector as valuations become relatively more attractive.

As of March 31, 2000, the Fund's top five holdings were: Microsoft (4.17% of the Fund's net assets), Citrix Systems (2.91%), Netegrity (2.58%), American Home Products (2.52%) and Digital Island (2.51%)***.



* Small-cap companies typically carry additional risk since smaller companies generally have a higher risk of failure and, by definition are not as well-established as blue-chip companies. Historically, small-company stocks have experienced a greater degree of market volatility than stocks on average.

** Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

*** The composition of the Fund's holdings is subject to change.

The performance of the Vintage Aggressive Growth Fund is measured against the S&P 500 Stock Index, the NASDAQ Composite Index and the S&P Mid Cap 400 Stock Index, which represent the performance of the stock market as a whole, small-capitalization stocks and small- to mid-sized companies respectively. The indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, INC.
AGGRESSIVE GROWTH
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

    Shares      Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------
Common Stocks (95.75%)
Banking (1.83%)
         70,000 Bank of New York                                                                                $2,909,375
                                                                                                          -----------------

Biotechnology (2.44%)
         25,000 Amgen*                                                                                           1,534,375
          6,000 Biomatrix*                                                                                         153,000
          5,000 Celera Genomics*                                                                                   457,812
          1,000 Corixa*                                                                                             41,250
          5,000 Genzyme*                                                                                           250,625
         15,000 PE Corp*                                                                                         1,447,500
                                                                                                          -----------------
                                                                                                                 3,884,562
                                                                                                          -----------------
Broadcasting (1.95%)
         45,000 Clear Channel Communications*                                                                    3,107,812
                                                                                                          -----------------

Computer Hardware (4.82%)
         51,000 Cisco Systems*                                                                                   3,942,937
         70,000 Compaq                                                                                           1,863,750
         20,000 Sun Microsystems*                                                                                1,874,063
                                                                                                          -----------------
                                                                                                                 7,680,750
                                                                                                          -----------------
Computer - Software and Peripheral (9.23%)
         20,000 Broadbase Software*                                                                              1,595,000
         70,000 Citrix Systems*                                                                                  4,637,500
         10,000 Lexmark International*                                                                           1,057,500
         62,500 Microsoft*                                                                                       6,640,625
         10,000 Oracle*                                                                                            780,625
                                                                                                          -----------------
                                                                                                                14,711,250
                                                                                                          -----------------
Consumer Goods & Services (0.59%)
         28,800 Clorox                                                                                             936,000
                                                                                                          -----------------

Diversified (4.31%)
         45,000 Kansas City Southern                                                                             3,867,187
         60,000 Tyco International                                                                               2,992,500
                                                                                                          -----------------
                                                                                                                 6,859,687
                                                                                                          -----------------
Energy (1.92%)
         32,700 Avista                                                                                           1,332,525
         50,000 Kinder Morgan                                                                                    1,725,000
                                                                                                          -----------------
                                                                                                                 3,057,525
                                                                                                          -----------------
Entertainment (0.94%)
         15,000 Time Warner                                                                                      1,500,000
                                                                                                          -----------------

Financial Services (8.44%)
         90,000 AXA Financial                                                                                    3,228,750
         45,000 Citigroup                                                                                        2,669,062
         65,000 Fannie Mae                                                                                       3,668,437
         30,000 Morgan Stanley Dean Witter                                                                       2,446,875
         33,000 Southwest Securities Group                                                                       1,433,438
                                                                                                          -----------------
                                                                                                                13,446,562
                                                                                                          -----------------
Health Care Products and Services (1.69%)
         43,000 Baxter International                                                                             2,695,562
                                                                                                          -----------------

Industrial Goods & Services (2.02%)
         47,500 Fastenal Co.                                                                                     2,274,063
         15,000 United Technologies                                                                                947,813
                                                                                                          -----------------
                                                                                                                 3,221,876
                                                                                                          -----------------
Internet Related (12.38%)
         22,700 724 Solutions*                                                                                   2,826,150
         65,700 Digital Island*                                                                                  4,003,594
         40,000 Intranet Solutions*                                                                              1,840,000
         60,000 Netegrity*                                                                                       4,110,000
         30,000 Portal Software*                                                                                 1,708,125
         30,000 Real Networks*                                                                                   1,708,125
         10,000 Verisign*                                                                                        1,495,000
         25,000 Verity*                                                                                          1,018,750
         10,000 Vitria Technology*                                                                               1,008,125
                                                                                                          -----------------
                                                                                                                19,717,869
                                                                                                          -----------------
Manufacturing (0.26%)
         10,000 Parker Hannifin                                                                                    413,125
                                                                                                          -----------------

Medical Equipment & Supplies (1.85%)
         50,000 Guidant*                                                                                         2,940,625
                                                                                                          -----------------

Oil & Gas Exploration Products & Services (10.57%)
         20,000 Coastal                                                                                            920,000
         15,000 Diamond Offshore Drilling                                                                          599,063
         50,000 Enron                                                                                            3,743,750
         35,000 Halliburton Co.                                                                                  1,435,000
        140,000 R&B Falcon*                                                                                      2,756,250
         25,000 Schlumberger                                                                                     1,912,500
         54,840 Transocean Sedco Forex                                                                           2,813,978
         45,000 Weatherford International*                                                                       2,652,188
                                                                                                          -----------------
                                                                                                                16,832,729
                                                                                                          -----------------
 Paper Products (1.75%)
         80,000 Mead Corp                                                                                        2,795,000
                                                                                                          -----------------

Pharmaceuticals (6.92%)
         75,000 American Home Products                                                                           4,021,875
         30,000 Bristol-Myers Squibb                                                                             1,732,500
         49,400 Elan ADR*                                                                                        2,346,500
         30,000 Warner Lambert Co.                                                                               2,925,000
                                                                                                          -----------------
                                                                                                                11,025,875
                                                                                                          -----------------
Retail - Specialty Stores (3.79%)
         80,000 CVS Corp                                                                                         3,005,000
         52,000 Lowe's                                                                                           3,035,500
                                                                                                          -----------------
                                                                                                                 6,040,500
                                                                                                          -----------------
Semiconductors (2.56%)
         10,000 Conexant Systems*                                                                                  710,000
         35,000 Vitesse Semiconductor*                                                                           3,368,750
                                                                                                          -----------------
                                                                                                                 4,078,750
                                                                                                          -----------------
Technology (6.35%)
         10,000 LSI Logic*                                                                                         726,250
         25,000 Nvidia*                                                                                          2,112,109
         90,000 Parametric Technologies*                                                                         1,895,625
         30,000 Symbol Technologies*                                                                             2,469,375
         48,500 Versata*                                                                                         2,919,094
                                                                                                          -----------------
                                                                                                                10,122,453
                                                                                                          -----------------
Telecommunications Services & Equipment (9.14%)
         62,000 ADC Telecommunications*                                                                          3,340,250
          7,500 Avenex*                                                                                          1,138,125
         37,500 MCI Worldcom*                                                                                    1,699,219
         20,000 Motorola                                                                                         2,847,500
         30,000 Nortel Networks                                                                                  3,780,000
         10,000 QUALCOMM*                                                                                        1,493,125
          2,000 Sycamore Networks*                                                                                 258,000
                                                                                                          -----------------
                                                                                                                14,556,219
                                                                                                          -----------------

                Total Common Stocks                                                                            152,534,106
                                                                                                          -----------------

Mutual Funds (2.06%)
      3,273,905 Government Assets Fund T Shares, 5.36%**                                                         3,273,905
                                                                                                          -----------------


                Total Investments in Securities (97.81%)
                     (Cost $124,730,317)(a)                                                                   $155,808,011

                Other Assets & Liabilities (2.19%)                                                               3,490,762
                                                                                                          -----------------

                Net Assets (100.00%)                                                                          $159,298,773
                                                                                                          =================

---------------
(a) Cost for federal  income tax purposes is  identical  and differs from market value by net unrealized appreciation of securities as follows:
      Unrealized Appreciation.......$37,237,551
      Unrealized Depreciation.......($6,159,857)
      Net Unrealized Appreciation...$31,077,694

*   Represents non-income producing securities.
**  Rate shown is as of March 31, 2000.



                         SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000


                                                        GOVERNMENT       LIQUID         MUNICIPAL        LIMITED
                                                          ASSETS         ASSETS           ASSETS        TERM BOND           BOND
                                                           FUND           FUND             FUND            FUND             FUND
                                                      --------------  --------------  --------------  --------------  --------------

ASSETS:
Investments, at value                                   $131,566,049     $129,324,688    $44,844,717     $52,032,900     $27,069,469
Repurchase agreements                                     39,516,640       41,392,411          -----           -----           -----
                                                          -----------      ----------      ---------      ----------     -----------
    Total Investments (Cost $171,082,689; $170,717,099;
    $44,844,717; $53,117,950; $27,797,444)
    Total Investments                                    171,082,689      170,717,099     44,844,717      52,032,900      27,069,469
Interest and dividends receivable                            473,758        1,545,022        337,901         796,682         366,455
Receivable from brokers for investments sold                   -----            -----          -----           -----           -----
Receivable for capital shares issued                         106,899            1,100          -----           4,441             485
                                                         -----------       ----------      ---------       ---------       ---------
         Total Assets                                    171,663,346      172,263,221     45,182,618      52,834,023      27,436,409
                                                         -----------       ----------      ---------      ----------      ----------
              LIABILITIES:
Dividends payable                                            604,014          709,550        116,104         104,862          73,888
Payable to brokers for investments purchased                   -----          252,300        204,970           -----           -----
Payable for capital shares redeemed                          121,411          744,000          -----         167,657           1,627
Accrued expenses and other payables:
    Investment advisory fees                                  52,633           53,777         14,043          22,061          12,573
    Administration fees                                       31,580           32,267          8,425          11,472           5,943
    Accounting fees                                            4,542            4,610          1,206           1,324             686
    Distribution fees                                          -----           95,774          2,840           -----           -----
    Servicing fees                                             -----           75,859          8,792           -----           -----
    Other                                                     38,348           16,386          6,176          19,439           2,545
                                                         -----------       ----------      ---------      ----------       ---------
         Total Liabilities                                   852,528        1,984,523        362,556         326,815          97,262
                                                         -----------       ----------      ---------      ----------       ---------
               Net Assets                                170,810,818      170,278,698     44,820,062      52,507,208      27,339,147
                                                         ===========      ===========     ==========      ==========      ==========

SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2000

                                                        GOVERNMENT       LIQUID         MUNICIPAL        LIMITED
                                                          ASSETS         ASSETS           ASSETS        TERM BOND           BOND
                                                           FUND           FUND             FUND            FUND             FUND
                                                      --------------  --------------  --------------  --------------  --------------

NET ASSETS:
Paid-in capital                                          170,811,740     170,278,698     44,820,062      54,604,388      28,130,138
Accumulated undistributed (distributions in excess of)
  net investment income                                       15,445           -----          -----        (156,105)          -----
Net unrealized appreciation on investments                     -----           -----          -----      (1,085,050)       (727,975)
Accumulated undistributed net realized gains (losses)
  on investment transactions                                 (16,367)          -----          -----        (856,025)        (63,016)
                                                          ----------       ---------      ---------       ---------      -----------
                                                         ===========     ===========     ==========      ==========      ===========
    Net Assets                                           170,810,818     170,278,698     44,820,062      52,507,208      27,339,147
                                                         ===========     ===========     ==========      ==========      ===========

Capital Shares Outstanding                                                                                5,452,868       2,867,748
                                                                                                         ==========      ===========
Net asset value--offering and redemption price per share                                                       9.63             9.53
                                                                                                         ==========      ===========

PRICING OF S SHARES
Net assets applicable to S Shares outstanding                            $91,702,785     $7,370,142
                                                                         ===========     ==========
Shares outstanding, $.001 par value                                       91,702,785      7,370,142
                                                                         ===========     ==========
Net asset value--offering and redemption price per share                       $1.00          $1.00
                                                                         ===========     ==========

PRICING OF S2 SHARES
Net assets applicable to S2 Shares outstanding                           $ 8,639,185
                                                                         ===========
Shares outstanding, $.001 par value                                        8,639,185
                                                                         ===========
Net asset value--offering and redemption price per share                       $1.00
                                                                         ===========

PRICING OF T SHARES
Net assets applicable to T Shares outstanding           $170,810,818     $31,618,958    $11,325,572
                                                        ============     ===========    ===========
Shares outstanding, $.001 par value                      170,827,331      31,618,958     11,325,572
                                                        ============     ===========    ===========
Net asset value--offering and redemption price per share       $1.00           $1.00          $1.00
                                                        ============     ===========    ===========

PRICING OF I SHARES
Net assets applicable to I Shares outstanding                            $38,317,770    $26,124,348
                                                                         ===========    ===========
Shares outstanding, $.001 par value                                       38,317,770     26,124,348
                                                                         ===========    ===========
Net asset value--offering and redemption price per share                       $1.00          $1.00
                                                                         ===========    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2000

                                                                        MUNICIPAL                                       AGGRESSIVE
                                                          INCOME           BOND          BALANCED         EQUITY          GROWTH
                                                           FUND            FUND            FUND            FUND            FUND
                                                      --------------  --------------  --------------  --------------  --------------

ASSETS:
Investments, at value                                    $109,959,454    $48,123,486     $97,306,614    $583,072,038    $155,808,011
Repurchase agreements                                           -----          -----           -----           -----           -----
Total Investments (Cost $113,018,874; $48,275,717;       ------------    -----------     -----------    ------------    ------------
    $79,455,439;$363,424,867; $124,730,317)

     Total Investments                                    109,959,454     48,123,486      97,306,614     583,072,038     155,808,011

Interest and dividends receivable                           1,399,521        712,394         554,454         402,979          31,661
Receivable from brokers for investments sold                    -----          -----           -----       6,346,551       6,530,190
Receivable for capital shares issued                           37,963          -----          19,691         660,138       1,800,683
                                                        -------------    -----------      ----------     -----------     -----------
     Total Assets                                         111,396,938     48,835,880      97,880,759     590,481,706     164,170,545
                                                        -------------    -----------      ----------     -----------     -----------

LIABILITIES:
Dividends payable                                             503,723        148,054           6,416           -----           -----
Payable to brokers for investments purchased                1,208,125          -----         852,050       3,543,950       4,336,012
Payable for capital shares redeemed                            10,805          8,000         181,040       1,474,984         300,704
Accrued expenses and other payables:
    Investment Advisory fees                                   55,005         20,629          60,703         358,551         130,056
    Administration fees                                        23,836         10,727          21,044         124,297          35,594
    Accounting fees                                             2,750          1,238           2,428          14,342           4,107
    Distribution fees                                           -----          -----           -----           -----           -----
    Servicing Fees                                              -----          -----           -----          66,424           -----
    Other                                                      34,461         30,980          69,286          67,971          65,299
                                                           ----------      ---------       ---------       ---------       ---------
         Total Liabilities                                  1,910,705        219,628       1,192,967       5,650,519       4,871,772
                                                           ----------      ---------       ---------       ---------       ---------
         Net Assets                                       109,486,233     48,616,252      96,687,792     584,831,187     159,298,773
                                                          ===========     ==========      ==========     ===========     ===========

SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000

                                                                        MUNICIPAL                                       AGGRESSIVE
                                                          INCOME           BOND          BALANCED         EQUITY          GROWTH
                                                           FUND            FUND            FUND            FUND            FUND
                                                      --------------  --------------  --------------  --------------  --------------

NET ASSETS:
Paid-in capital                                          115,313,154      48,945,419     74,061,773     321,952,393     103,180,096
Accumulated undistributed (distributions in excess of)
  net investment income                                     (355,692)          -----          -----           -----           -----
Net unrealized appreciation on investments                (3,059,420)       (152,231)    17,851,175     219,647,171      31,077,694
Accumulated undistributed net realized gains (losses)
  on investment transactions                              (2,411,809)       (176,936)     4,774,844      43,231,623      25,040,983
                                                          ----------       ---------      ---------       ---------      -----------
                                                        ============     ===========    ===========    ============    =============
    Net Assets                                          $109,486,233     $48,616,252    $96,687,792    $584,831,187    $159,298,773
                                                        ============     ===========    ===========    ============    =============

Capital Shares Outstanding                                11,390,172       4,745,912      5,831,188                       7,776,337
                                                        ============     ===========    ===========                    =============
Net asset value--offering and redemption price per share       $9.61          $10.24         $16.58                           $20.49
                                                        ============     ===========    ===========                    =============

PRICING OF S SHARES
Net assets applicable to S Shares outstanding                                                          $325,035,205
                                                                                                       ============
Shares outstanding, $.001 par value                                                                      13,962,708
                                                                                                       ============
Net asset value--offering and redemption price per share                                                     $23.28
                                                                                                       ============

PRICING OF S2 SHARES
Net assets applicable to S2 Shares outstanding

Shares outstanding, $.001 par value

Net asset value--offering and redemption price per share


PRICING OF T SHARES
Net assets applicable to T Shares outstanding                                                         $259,795,982
                                                                                                      ============
Shares outstanding, $.001 par value                                                                     11,109,643
                                                                                                      ============
Net asset value--offering and redemption price per share                                                    $23.28
                                                                                                      ============

PRICING OF I SHARES
Net assets applicable to I Shares outstanding

Shares outstanding, $.001 par value

Net asset value--offering and redemption price per share


SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000

                                                           GOVERNMENT        LIQUID          MUNICIPAL       LIMITED         BOND
                                                             ASSETS          ASSETS           ASSETS        TERM BOND        FUND
                                                              FUND            FUND             FUND            FUND
                                                           ----------       ----------       ----------     ----------     ---------

INVESTMENT INCOME:
Interest income                                          $9,534,386       $9,558,465        $1,550,512    $3,218,176     $1,822,875
Dividend income                                               -----            -----             -----         -----          -----
                                                         ---------------  ----------------   -----------  ------------   -----------
Total Income                                              9,534,386        9,558,465         1,550,512     3,218,176      1,822,875
                                                         ---------------  ----------------   -----------  ------------   -----------

EXPENSES: (Note 4)
Investment advisory fees                                    718,168          612,491           153,915       267,351        142,950
Administration fees                                         377,038          367,495            92,349       139,023         67,576
Distribution and shareholder service fees S Shares            -----          589,897            29,770         -----          -----
Distribution and shareholder service fees S2 Shares           -----           42,415             -----         -----          -----
Distribution and shareholder service fees T Shares            -----           58,150            18,052         -----          -----
Custody fees                                                 13,392           41,283            16,585         6,956          7,959
Accounting fees                                              53,863           52,499            13,193        16,041          7,797
Legal fees                                                    6,254            5,972             1,770         2,086            899
Audit fees                                                   10,455           10,668             2,788         3,075          1,592
Directors' fees                                              10,858           10,853             2,866         3,299          1,635
Transfer agent fees                                          79,206           54,081            17,223        33,852         15,882
Registration and filing fees                                  4,665           14,298             3,233         1,200          1,915
Printing fees                                                11,140           21,500             6,888         3,916          1,634
Other                                                        14,447           50,775            16,953        14,825         12,240
                                                         ---------------  ----------------  ------------  -------------   ----------
Total Expenses                                            1,299,486        1,932,377           375,585       491,624        262,079
Less:  Expenses voluntarily reduced/waived                  (89,771)           -----            (2,231)        -----          -----
                                                         ---------------  ----------------  ------------  -------------   ----------
Net Expenses                                              1,209,715        1,932,377           373,354       491,624        262,079
                                                         ---------------  ----------------  ------------  -------------   ----------
Net Investment Income (Loss)                              8,324,671        7,626,088         1,177,158     2,726,552      1,560,796
                                                         ---------------  ----------------  ------------  -------------   ----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment transactions      -----            -----             -----      (687,447)       (56,854)
Net change in unrealized appreciation (depreciation)
from investments                                              -----            -----             -----    (1,319,310)      (876,730)
                                                         ---------------  ----------------  ------------  -------------  -----------
Net realized and unrealized gains (losses) from investments   -----            -----             -----    (2,006,757)      (933,584)
                                                         ---------------  ----------------  ------------  -------------  -----------
                                                         ---------------  ----------------  ------------  -------------  -----------
Change in net assets resulting from operations           $8,324,671       $7,626,088        $1,177,158      $719,795       $627,212
                                                         ===============  ================  ============  =============  ===========



SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2000




                                                             INCOME    MUNICIPAL                                 AGGRESSIVE
                                                              FUND       BOND       BALANCED       EQUITY          GROWTH
                                                                         FUND         FUND          FUND            FUND
                                                           ----------  ----------  -----------   ------------   ------------

INVESTMENT INCOME:
Interest income..........................................  $7,224,911  $2,425,864   $2,246,267       $271,407       $202,720
Dividend income..........................................       -----       -----      482,976      5,546,067        728,267
                                                           ----------  ----------  -----------   ------------   ------------
Total Income                                                7,224,911   2,425,864    2,729,243      5,817,474        930,987
                                                           ----------  ----------  -----------   ------------   ------------

EXPENSES:  (Note 4)
Investment advisory fees.................................     629,653     251,596      691,151      4,137,564      1,288,587
Administration fees......................................     272,850     130,830      239,600      1,434,358        352,666
Distribution and adminstrative service fees S Shares.....       -----       -----        -----        712,280          -----
Distribution and adminstrative service fees S2 Shares....       -----       -----        -----          -----          -----
Distribution and adminstrative service fees T Shares.....       -----       -----        -----          -----          -----
Custody fees.............................................       9,761       7,241       11,738         20,131         13,472
Accounting fees..........................................      31,482      15,096       27,646        165,502         40,692
Legal fees...............................................       3,871       1,902        3,315         20,403          4,687
Audit fees...............................................       6,386       2,876        5,637         33,303          9,519
Director's fees..........................................       6,552       3,094        5,686         26,812          8,632
Transfer Agent fees......................................      31,923      27,826       79,431        237,853         88,782
Registration and filing fees.............................       1,312       1,624        2,726         11,492          4,663
Printing fees............................................       7,127       3,530        6,038         37,389          8,518
Other fees...............................................      37,237      17,008       28,686          6,923         14,852

                                                           ----------  ----------  -----------   ------------   ------------
Total Expenses                                              1,038,154     462,623    1,101,654      6,844,010      1,835,070
Less:  Expenses voluntarily reduced/waived...............       -----       -----        -----          -----          -----
                                                           ----------  ----------  -----------    ------------  ------------
Net Expenses.............................................   1,038,154     462,623    1,101,654      6,844,010      1,835,070
                                                           ----------  ----------  -----------   ------------   ------------
Net Investment Income (Loss).............................   6,186,757   1,963,241    1,627,589     (1,026,536)      (904,083)
                                                           ----------  ----------  -----------   ------------   ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from
   investment transactions...............................    (626,345)   (176,936)   11,038,633    87,314,278    38,047,044
Net change in unrealized appreciation (depreciation)
   from investments......................................  (3,247,808) (1,735,187)      829,043     8,564,972     3,313,722
                                                           ----------  ----------  ------------   ------------  ----------
Net realized and unrealized gains
   (losses) from investments.............................  (3,874,153) (1,912,123)   11,867,676    95,879,250    41,360,766
                                                           ----------  ----------  ------------   ------------  ------------
Change in net assets resulting from operations...........  $2,312,604     $51,118   $13,495,265   $94,852,714   $40,456,683
                                                           ==========  ==========  ============   ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                   GOVERNMENT ASSETS FUND                       LIQUID ASSETS FUND
                                           ---------------------------------------  ---------------------------------------
                                                        YEAR         YEAR                       YEAR           YEAR
                                                       ENDED        ENDED                      ENDED         ENDED
                                                    MARCH 31, 2000 MARCH 31, 1999         MARCH 31, 2000 MARCH 31, 1999
                                           ---------------------------------------  ---------------------------------------
OPERATIONS:
Net investment income (loss)                         $8,324,671   $6,698,447              $7,626,088    $5,651,439
Net realized gains/(losses) from investment
transactions                                             ------       ------                  ------        ------
Net change in unrealized appreciation/(depreciation)
from investments                                         ------       ------                  ------        ------
Change in net assets resulting from
                                                    ------------  -----------           ------------   -----------
operations                                            8,324,671    6,698,447               7,626,088     5,651,439
                                                    ------------  -----------           ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                           ------       ------                  ------        ------
S Shares                                                 ------       ------              (3,717,166)   (3,238,515)
S2 Shares                                                ------       ------                (460,850)     (372,466)
T Shares                                             (8,324,671)  (6,695,405)             (1,772,881)   (1,276,647)
I Shares                                                 ------       ------              (1,675,191)     (763,811)
From net realized gains
Capital Shares                                           ------       ------                  ------        ------
S Shares                                                 ------       ------                  ------        ------
T Shares                                                 ------       ------                  ------        ------
Change in net assets from shareholder
                                                    ------------  -----------           ------------   -----------
distributions                                        (8,324,671)  (6,695,405)             (7,626,088)   (5,651,439)
                                                    ------------  -----------           ------------   -----------

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares                                           ------       ------                  ------        ------
S Shares                                                 ------       ------             538,419,394   506,680,611
S2 Shares                                                ------       ------             111,866,302   148,619,946
T Shares                                            846,450,296   588,440,372            182,194,113   193,368,939
I Shares                                                 ------       ------             199,538,337    64,949,688
Reinvestments:
Capital Shares                                           ------       ------                  ------        ------
S Shares                                                 ------       ------                      32        23,684
S2 Shares                                                ------       ------                  16,925        ------
T Shares                                              1,845,143    1,516,951                 371,495       212,019
I Shares                                                 ------       ------                 431,555       115,123
Redemptions:
Capital Shares                                           ------       ------                  ------        ------
S Shares                                                 ------       ------            (524,059,287) (498,876,025)
S2 Shares                                                ------       ------            (111,495,909) (145,821,496)
T Shares                                           (827,490,745)(595,083,750)           (184,619,833) (176,055,191)
I Shares                                                 ------       ------            (178,403,349)  (62,042,443)
                                                    ------------  -----------           ------------   -----------
Change in net assets from capital transactions       20,804,694   (5,126,427)             34,259,775    31,174,855
                                                    ------------  -----------           ------------   -----------
Change in net assets                                $20,804,694  ($5,123,385)            $34,259,775   $31,174,855

NET ASSETS:
   Beginning of year                                150,006,124  155,129,509             136,018,923   104,844,068
                                                    ------------  -----------           ------------  ------------
   End of year                                     $170,810,818 $150,006,124            $170,278,698  $136,018,923
                                                   ============= ============           ============  ============

SHARE TRANSACTIONS:
Issued:
Capital Shares                                           ------       ------                  ------         ------
S Shares                                                 ------       ------             538,419,394   506,680,611
S2 Shares                                                ------       ------             111,866,302   148,619,946
T Shares                                            846,450,296  588,440,372             182,194,113   193,368,939
I Shares                                                 ------       ------             199,538,337    64,949,688
Reinvestments:
Capital Shares                                           ------       ------                  ------        ------
S Shares                                                 ------       ------                      32        23,684
S2 Shares                                                ------       ------                  16,925        ------
T Shares                                              1,845,143    1,516,951                 371,495       212,019
I Shares                                                 ------       ------                 431,555       115,123
Redemptions:
Capital Shares                                           ------       ------                  ------        ------
S Shares                                                 ------       ------            (524,059,287) (498,876,025)
S2 Shares                                                ------       ------            (111,495,909) (145,821,496)
T Shares                                           (827,490,745)(595,083,750)           (184,619,833) (176,055,191)
I Shares                                                 ------       ------            (178,403,349)  (62,042,443)
                                                    ------------  -----------           ------------   -----------
Change In Shares                                     20,804,694   (5,126,427)             34,259,775    31,174,855
                                                    ============  ===========           ============   ===========



 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     MUNICIPAL ASSETS FUND                   LIMITED TERM BOND FUND
                                                       ---------------------------------------  ------------------------------------
                                                               YEAR                 YEAR               YEAR            YEAR
                                                              ENDED                 ENDED              ENDED           ENDED
                                                       MARCH 31, 2000           MARCH 31, 1999    MARCH 31, 2000    MARCH 31, 1999
                                                       --------------------  -----------------  --------------------  --------------
OPERATIONS:


Net investment income (loss)                                      $1,177,158      $1,090,382        $2,726,552         $2,548,564
Net realized gains/(losses) from investment transactions              ------          ------           687,447             41,156
Net change in unrealized appreciation/(depreciation) from investments ------          ------        (1,319,310)           (40,683)
                                                             ----------------  --------------   ---------------     --------------
Change in net assets resulting from operations                     1,177,158       1,090,382           719,795          2,549,037
                                                             ----------------  --------------   ---------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                                        ------          ------        (2,726,552)        (2,542,863)
S Shares                                                            (178,816)       (176,946)           ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                            (316,022)       (338,594)           ------             ------
I Shares                                                            (682,320)       (574,842)           ------             ------
From net realized gains
Capital Shares                                                        ------          ------            ------             ------
S Shares                                                              ------          ------            ------             ------
T Shares                                                              ------          ------            ------             ------
                                                             ----------------  --------------   ---------------     --------------
Change in net assets from shareholder distributions               (1,177,158)     (1,090,382)       (2,726,552)        (2,542,863)
                                                             ----------------  --------------   ---------------     --------------

CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        ------          ------        15,410,324         33,194,746
S Shares                                                          39,086,068      39,656,976            ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                          32,180,360      44,999,698            ------             ------
I Shares                                                          88,123,275      84,067,686            ------             ------
REINVESTMENTS:
Capital Shares                                                        ------          ------         1,748,538          1,840,120
S Shares                                                               5,130          ------            ------             ------
T Shares                                                              27,067           5,553            ------             ------
I Shares                                                               6,053           8,549            ------             ------
REDEMPTIONS:
Capital Shares                                                        ------          ------       (18,650,112)       (16,812,474)
S Shares                                                         (39,615,509)    (38,864,113)           ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                         (35,830,952)    (42,060,727)           ------             ------
I Shares                                                         (84,409,622)    (81,681,844)           ------             ------
                                                             ----------------  --------------   ---------------     --------------
Change in net assets from capital transactions                      (428,130)      6,131,778        (1,491,250)        18,222,392
                                                             ----------------  --------------   ---------------     --------------
Change in net assets                                                (428,130)      6,131,778        (3,498,007)        18,228,566

NET ASSETS:
   Beginning of year                                              45,248,192      39,116,414        56,005,215         37,776,649
                                                             ================  ==============   ===============     ==============
   End of year                                                   $44,820,062     $45,248,192       $52,507,208        $56,005,215
                                                             ================  ==============   ===============     ==============

SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        ------          ------         1,572,816          3,300,867
S Shares                                                          39,086,068      39,656,976            ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                          32,180,360      44,999,698            ------             ------
I Shares                                                          88,123,275      84,067,686            ------             ------
REINVESTMENTS:
Capital Shares                                                        ------          ------           178,632            182,981
S Shares                                                               5,130           -----            ------             ------
T Shares                                                              27,067           5,553            ------             ------
I Shares                                                               6,053           8,549            ------             ------
REDEMPTIONS:
Capital Shares                                                        ------          ------        (1,896,841)        (1,667,952)
S Shares                                                         (39,615,134)    (38,864,113)           ------             ------
S2 Shares                                                             ------          ------            ------             ------
T Shares                                                         (35,830,952)    (42,060,727)           ------             ------
I Shares                                                         (84,409,622)    (81,681,844)           ------             ------
                                                             ================  ==============   ===============     ==============
Change In Shares                                                    (428,130)      6,131,778          (145,393)         1,815,896
                                                             ================  ==============   ===============     ==============



 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.


                                                                    BOND FUND                              INCOME FUND
                                                        ---------------------------------------  -----------------------------------
                                                          YEAR                  YEAR               YEAR                   YEAR
                                                          ENDED                 ENDED              ENDED                  ENDED
                                                       MARCH 31, 2000        MARCH 31, 1999      MARCH 31, 2000       MARCH 31, 1999
                                                       --------------------  -----------------  --------------------  --------------
OPERATIONS:
Net investment income (loss)                                         $1,560,796         $990,434         $6,186,757      $5,231,869
Net realized gains/(losses) from investment transactions                (56,854)           9,339           (626,345)        646,775
Net change in unrealized appreciation/(depreciation) from investments  (876,730)         (26,406)        (3,247,808)     (1,201,868)
                                                                  --------------     ------------    ---------------   -------------
Change in net assets resulting from operations                          627,212          973,367          2,312,604       4,676,776
                                                                  --------------     ------------    ---------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                                       (1,560,796)        (997,929)        (6,186,757)    (5,331,510)*
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
From net realized gains
Capital Shares                                                           (1,197)         (45,854)            ------          ------
S Shares                                                                 ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
                                                                  --------------     ------------    ---------------   -------------
Change in net assets from shareholder distributions                  (1,561,993)      (1,043,783)        (6,186,757)     (5,331,510)
                                                                  --------------     ------------    ---------------   -------------

CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                       15,103,396       18,750,018         35,519,204      27,829,387
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
REINVESTMENTS:
Capital Shares                                                          898,397          648,234            767,426         707,512
S Shares                                                                 ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
REDEMPTIONS:
Capital Shares                                                       (9,711,365)      (4,557,532)       (23,266,819)    (32,145,684)
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
                                                                  --------------     ------------    ---------------   -------------
Change in net assets from capital transactions                        6,290,428       14,840,720         13,019,811      (3,608,785)
                                                                  --------------     ------------    ---------------   -------------
Change in net assets                                                  5,355,647       14,770,304          9,145,658      (4,263,519)

NET ASSETS:
   Beginning of year                                                 21,983,500        7,213,196        100,340,575     104,604,094
                                                                  ==============     ============    ===============   =============
   End of year                                                      $27,339,147      $21,983,500       $109,486,233    $100,340,575
                                                                  ==============     ============    ===============   =============

SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        1,565,299        1,883,976          3,656,216       2,745,993
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
REINVESTMENTS:
Capital Shares                                                           93,513           65,135             79,146          69,812
S Shares                                                                 ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
REDEMPTIONS:
Capital Shares                                                       (1,015,918)        (455,900)        (2,400,241)     (3,182,951)
S Shares                                                                 ------           ------             ------          ------
S2 Shares                                                                ------           ------             ------          ------
T Shares                                                                 ------           ------             ------          ------
I Shares                                                                 ------           ------             ------          ------
                                                                  ==============     ============    ===============   =============
Change In Shares                                                        642,894        1,493,211          1,335,121        (367,146)
                                                                  ==============     ============    ===============   =============



 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                MUNICIPAL BOND FUND                        BALANCED FUND
                                                       ---------------------------------------  ------------------------------------
                                                            YEAR                  YEAR               YEAR                   YEAR
                                                            ENDED                 ENDED              ENDED                  ENDED
                                                        MARCH 31, 2000       MARCH 31, 1999      MARCH 31, 2000       MARCH 31, 1999
                                                       --------------------  -----------------  --------------------  --------------
OPERATIONS:

Net investment income (loss)                                        $1,963,241        $1,896,320        $1,627,589       $1,114,067
Net realized gains/(losses) from investment transactions              (176,936)          219,081        11,038,633        3,463,631
Net change in unrealized appreciation/(depreciation) from investment(1,735,187)          177,852           829,043        4,347,436
                                                                 --------------    --------------    --------------   --------------
Change in net assets resulting from operations                          51,118         2,293,253        13,495,265        8,925,134
                                                                 --------------    --------------    --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                                      (1,963,241)       (1,896,049)       (1,627,589)      (1,108,471)
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
From net realized gains
Capital Shares                                                        (148,801)          (70,290)       (8,381,080)      (2,937,377)
S Shares                                                                ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
                                                                 --------------    --------------    --------------   --------------
Change in net assets from shareholder distributions                 (2,112,042)       (1,966,339)      (10,008,669)      (4,045,848)
                                                                 --------------    --------------    --------------   --------------

CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                      12,207,058        10,367,989        24,251,204       33,056,168
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
REINVESTMENTS:
Capital Shares                                                         274,138           297,011        10,137,234        3,863,015
S Shares                                                                ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
REDEMPTIONS:
Capital Shares                                                     (11,754,113)       (9,323,485)      (26,611,358)     (19,777,192)
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
                                                                 --------------    --------------    --------------   --------------
Change in net assets from capital transactions                         727,083         1,341,515         7,777,080       17,141,991
                                                                 --------------    --------------    --------------   --------------
Change in net assets                                                (1,333,841)        1,668,429        11,263,676       22,021,277

NET ASSETS:
   Beginning of year                                                49,950,093        48,281,664        85,424,116       63,402,839
                                                                 ==============    ==============    ==============   ==============
   End of year                                                     $48,616,252       $49,950,093       $96,687,792      $85,424,116
                                                                 ==============    ==============    ==============   ==============

SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                       1,180,486           970,809         1,508,292        2,178,133
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
REINVESTMENTS:
Capital Shares                                                          26,472            27,811           645,953          254,541
S Shares                                                                ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
REDEMPTIONS:
Capital Shares                                                      (1,142,051)         (870,874)       (1,659,823)      (1,307,414)
S Shares                                                                ------            ------            ------           ------
S2 Shares                                                               ------            ------            ------           ------
T Shares                                                                ------            ------            ------           ------
I Shares                                                                ------            ------            ------           ------
                                                                 ==============    ==============    ==============   ==============
Change In Shares                                                        64,907           127,746           494,422        1,125,260
                                                                 ==============    ==============    ==============   ==============



 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    EQUITY FUND                        AGGRESSIVE GROWTH FUND
                                                       ---------------------------------------  ------------------------------------
                                                         YEAR                  YEAR               YEAR                   YEAR
                                                         ENDED                 ENDED              ENDED                  ENDED
                                                        MARCH 31, 2000        MARCH 31, 1999     MARCH 31, 2000      MARCH 31, 1999
                                                        --------------------  -----------------  --------------------  -------------
OPERATIONS:

Net investment income (loss)                                      (1,026,536)         (948,314)        (904,083)         (737,349)
Net realized gains/(losses) from investment transactions          87,314,278        56,474,170       38,047,044        11,696,663
Net change in unrealized appreciation/(depreciation) from investm  8,564,972        17,129,688        3,313,722            (9,473)
                                                              ---------------   ---------------  ---------------   ---------------
Change in net assets resulting from operations                    94,852,714        72,655,544       40,456,683        10,949,841
                                                              ---------------   ---------------  ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                                        ------            ------           ------            ------
S Shares                                                              ------           (59,830)          ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                              ------          (148,763)          ------            ------
I Shares                                                              ------            ------           ------            ------
From net realized gains
Capital Shares                                                        ------            ------      (18,489,048)       (6,116,966)
S Shares                                                         (43,929,332)      (12,633,245)          ------            ------
T Shares                                                         (38,814,887)      (15,888,358)          ------            ------
                                                              ---------------   ---------------  ---------------   ---------------
Change in net assets from shareholder distributions              (82,744,219)      (28,730,196)     (18,489,048)       (6,116,966)
                                                              ---------------   ---------------  ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        ------            ------       67,283,603        33,773,139
S Shares                                                          94,744,150        80,875,903           ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                          59,037,865        52,395,875           ------            ------
I Shares                                                              ------            ------           ------            ------
REINVESTMENTS:
Capital Shares                                                        ------            ------        8,377,091         2,843,899
S Shares                                                          42,158,486        12,006,072           ------            ------
T Shares                                                          11,202,725         6,539,800           ------            ------
I Shares                                                              ------            ------           ------            ------
REDEMPTIONS:
Capital Shares                                                        ------            ------      (59,881,586)      (21,275,145)
S Shares                                                         (71,933,641)      (54,985,567)          ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                         (96,497,623)      (78,764,367)          ------            ------
I Shares                                                              ------            ------           ------            ------
                                                              ---------------   ---------------  ---------------   ---------------
Change in net assets from capital transactions                   (38,711,962)       18,067,716       15,779,108        15,341,893
                                                              ---------------   ---------------  ---------------   ---------------
Change in net assets                                             $50,820,457       $61,993,064      $37,746,743       $20,174,768

NET ASSETS:
   Beginning of year                                             534,010,730       472,017,666      121,552,030       101,377,262
                                                              ===============   ===============  ===============   ===============
   End of year                                                  $584,831,187      $534,010,730     $159,298,773      $121,552,030
                                                              ===============   ===============  ===============   ===============

SHARE TRANSACTIONS:
ISSUED:
Capital Shares                                                        ------            ------        3,629,932         2,025,571
S Shares                                                           4,075,596         3,783,085           ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                           2,558,091         2,524,695           ------            ------
I Shares                                                              ------            ------           ------            ------
REINVESTMENTS:
Capital Shares                                                        ------            ------          481,444           170,565
S Shares                                                           1,919,780           590,067           ------            ------
T Shares                                                             508,291           320,512           ------            ------
I Shares                                                              ------            ------           ------            ------
REDEMPTIONS:
Capital Shares                                                        ------            ------       (3,229,283)       (1,269,959)
S Shares                                                          (3,105,795)       (2,651,754)          ------            ------
S2 Shares                                                             ------            ------           ------            ------
T Shares                                                          (4,182,033)       (3,694,248)          ------            ------
I Shares                                                              ------            ------           ------            ------
                                                              ===============   ===============  ===============   ===============
Change In Shares                                                   1,773,930           872,357          882,093           926,177
                                                              ===============   ===============  ===============   ===============



 * Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
March 31, 2000

1.       ORGANIZATION:

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Fund"), in February 1998. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in ten series, each series representing a diversified portfolio with distinct investment objectives and policies. The Government Assets Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal by investing exclusively in short-term U.S. Treasury bills, notes and other short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto. The investment objective of the Liquid Assets Fund is maximum current income consistent with safety of principal and maintenance of liquidity. The investment objective of the Municipal Assets Fund is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The investment objective of the Vintage Limited Term Bond Fund is to seek total return from a portfolio of limited term fixed income securities. The Vintage Limited Term Bond Fund invests primarily in a diversified portfolio of fixed income securities including certain types of fixed income securities that may exhibit greater volatility. The Vintage Bond Fund's investment objective is to obtain income by investing in a portfolio of fixed income securities and, secondarily, to seek capital appreciation consistent with the preservation of capital and prudent investment risk. The Vintage Bond Fund will invest at least 65 percent of its total assets in High-Quality Fixed Income Securities at all times. The investment objective of the Vintage Income Fund is to seek current income, consistent with the preservation of capital. The Vintage Income Fund invests primarily in fixed income securities. The investment objective of the Vintage Municipal Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes. The Vintage Municipal Bond Fund invests primarily in a diversified portfolio of tax-exempt fixed income securities. The investment objective of the Vintage Balanced Fund is to seek long-term growth of capital and income. The Vintage Balanced Fund invests primarily in a diversified portfolio of equity securities and fixed income securities. The investment objective of the Vintage Equity Fund is long-term capital appreciation. The Vintage Equity Fund invests primarily in a diversified portfolio of equity securities of mainly large capitalization companies with strong earnings potential. The investment objective of the Vintage Aggressive Growth Fund is long-term capital growth. The Vintage Aggressive Growth Fund invests primarily in common stocks and other equity-type securities of small, medium and large capitalized companies that exhibit a strong potential for price appreciation relative to other equity securities.

Liquid Assets Fund and Municipal Assets Fund offer four and three classes of shares, respectively. S Shares are offered to customers of banks. S Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from the Fund's Distributor. Liquid Assets Fund also offers S2 Shares through financial institutions providing automatic "sweep" investment programs to their own customers. All classes of shares accrue daily dividends in the same manner except each class bears separate distribution and/or shareholder servicing fees.

The Vintage Equity Fund offers two classes of shares. T Shares of the Vintage Equity Fund are offered solely to fiduciary accounts of AMCORE Investment Group,
N. A., over which AMCORE Investment Group, N. A., exercises investment discretion. The Vintage Equity Fund also offers S Shares which accrue daily dividends in the same manner as T Shares except each class bears separate distribution and/or shareholder administrative servicing fees.

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


2.       SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES  VALUATION

Investments of the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund (the "money market funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities and U.S. Government agency securities of the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund, the Vintage Municipal Bond Fund, the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund (collectively the "variable net asset funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Fixed income securities held in the variable net asset funds are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional sized trading units of fixed income securities without regard to sale or bid prices when such valuations are believed to more accurately reflect the fair market value of such institutional securities. Otherwise sale or bid prices are used. Fixed income securities having maturities of 60 days or less are valued by the amortized cost method. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Fund's Board of Directors. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME
Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis. Original issue discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

REPURCHASE AGREEMENTS
The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment advisor, Investors Management Group, ("IMG"), deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. An independent custodian must receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102% of the resale price, and will not be less than 100% of the resale price over the term of the agreement. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain, with the Fund's custodian, the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

LOAN CERTIFICATES
The Liquid Assets Fund may invest in FmHA Guaranteed Loan Certificates which represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days' written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

TRUST CERTIFICATES
The Liquid Assets Fund may invest in U. S. Government Guaranteed Student Loans (the Trust) which represent interests in student loans sold by certain Iowa banks subject to repurchase on no more than seven days' written notice. The Trust and the Trust Certificates are diversified through a limitation on certificates sold by any individual bank. Each individual bank may not sell more than five percent of the outstanding Trust Certificates.

SECURITIES PURCHASED ON A WHEN-ISSUED OF DELAYED-DELIVERY BASIS
Each fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund and the Vintage Municipal Bond Fund. Dividends from net investment income are declared and paid quarterly for the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

FEDERAL TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

EXPENSES
Expenses directly related to one of the Funds are charged to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

3.       PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2000 are as follows:
                                                                   Proceeds
                                            Purchases              from Sales
Limited Term Bond Fund......................$19,544,984           $22,383,231
Bond Fund...................................$12,810,257            $7,306,354
Income Fund.................................$37,538,256           $27,964,285
Municipal Bond Fund.........................$13,110,310           $12,336,533
Balanced Fund...............................$56,309,306           $58,494,696
Equity Fund................................$485,716,148          $532,632,210
Aggressive Growth Fund............... .....$205,327,335          $212,532,124

4........RELATED PARTY TRANSACTIONS:

Under the terms of its Investment Advisory Agreement, Investors Management Group
(IMG), a wholly owned subsidiary of AMCORE Financial, Inc., is entitled to receive fees computed daily on a percentage of the average daily net assets of each fund as follows:

Government Assets Fund                                        0.40 percent
Liquid Assets Fund                                            0.35 percent
Municipal Assets Fund                                         0.35 percent
Vintage Limited Term Bond Fund                                0.50 percent
Vintage Bond Fund                                             0.55 percent
Vintage Income Fund                                           0.60 percent
Vintage Municipal Bond Fund                                   0.50 percent
Vintage Balanced Fund                                         0.75 percent
Vintage Equity Fund                                           0.75 percent
Vintage Aggressive Growth Fund                                0.95 percent

IMG voluntarily limited advisory fees for the Government Assets Fund to 0.35 percent.

The Funds have entered into a management and administration agreement with IMG pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund and 0.26 percent of the average daily net assets for all other Vintage Mutual Funds. For the year ended March 31, 2000, IMG voluntarily waived administrative fees of $2,231 for the Municipal Assets Fund.

The Funds have adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization"), which may include AMCORE Financial, Inc., its correspondent and affiliated banks, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are beneficial or record owner of Shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of Shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. At present, the Funds pay servicing fees as follows: 0.25 percent on S Shares of the Liquid Assets, Municipal Assets, and Equity Funds and 0.15 percent on T Shares of the Liquid Assets and Municipal Assets Funds. During the year ended March 31, 2000, AMCORE Financial, Inc. received $60,710, $18,511, and $703,296 from the Liquid Assets Fund, the Municipal Assets Fund, and the Vintage Equity Fund, respectively.

BISYS Fund Services Limited Partnership serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agrement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations, including AMCORE Financial, Inc., or its affiliates, pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund and 0.25 percent on all other Classes and Funds. Currently, such fees are limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and 0.00 percent for all other Classes and Funds. However, IMG as Adviser and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

IMG also serves as the Fund's transfer agent to certain classes of the Government Assets, Liquid Assets and Municipal Assets Funds, pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. BISYS Fund Services, Inc., ("BISYS") serves as transfer agent to the other classes and Funds pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. IMG also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services.

5.       FEDERAL INCOME TAXES:

For federal income tax purposes, the following Funds have capital loss carryforwards as of March 31, 2000, which are available to offset future capital gains, if any:

                                   Amount                    Expires
Government Assets Fund          $          16,000           2001-2002
Limited Term Bond Fund          $         202,000           2004-2008
Bond Fund                       $          34,000           2008
Income Fund                     $       1,900,000           2003-2008
Municipal Bond Fund             $         104,000           2008

At March 31, 2000, the following Funds had deferred capital losses occurring subsequent to October 31, 1999. For tax purposes, such losses will be reflected in the year ending March 31, 2001:

Limited Term Bond Fund          $         590,000
Bond Fund                       $          27,000
Income Fund                     $         440,000
Municipal Bond Fund             $          73,000

6.       FEDERAL INCOME TAX INFORMATION:

For the taxable year ended March 31, 2000, 17.7% of ordinary income dividends paid by the Balanced Fund qualifies for the dividends received deduction available to corporations. During the year ended March 31, 2000, the Municipal Bond Fund and Municipal Assets Fund declared $2,112,042 and $1,177,158, respectively, of tax-exempt income distributions.

VINTAGE MUTUAL FUNDS, INC.
FINANCIAL HIGHLIGHTS


                                                      INVESTMENT ACTIVITIES:                          DIVIDENDS & DISTRIBUTIONS:
                                             --------------------------------------------------   ----------------------------------
                                                                                                                         TOTAL
                                                 NAV        NET      NET REALIZED/  TOTAL FROM    FROM NET  FROM NET   DIVIDENDS
                                              BEGINNING  INVESTMENT   UNREALIZED    INVESTMENT   INVESTMENT REALIZED      AND
                                              OF PERIOD    INCOME   GAINS/(LOSSES)  ACTIVITIES     INCOME      GAINS   DISTRIBUTIONS
                                              ---------    ------   --------------  ----------     ------      -----   -------------
GOVERNMENT ASSETS FUND
Year Ended        March 31, 2000                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1999                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1998                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1997                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1996                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
LIQUID ASSETS FUND "S" SHARES
Year Ended        March 31, 2000                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
Year Ended        March 31, 1999                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
Nine Months Ended March 31, 1998                 $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Year Ended        June 30, 1997                  $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        June 30, 1996                  $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        June 30, 1995                  $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
LIQUID ASSETS FUND "S2" SHARES
Year Ended        March 31, 2000                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
Year Ended        March 31, 1999                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
Nine Months Ended March 31, 1998                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
February 27, 1997 to June 30, 1997*              $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
LIQUID ASSETS FUND "T" SHARES
Year Ended        March 31, 2000                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1999                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Nine Months Ended March 31, 1998                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
January 2, 1997 to June 30, 1997*                $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
LIQUID ASSETS FUND "I" SHARES
Year Ended        March 31, 2000                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Year Ended        March 31, 1999                 $1.00      0.05        0.00         0.05        (0.05)       0.00         (0.05)
Nine Months Ended March 31, 1998                 $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
October 29, 1996 to June 30, 1997*               $1.00      0.04        0.00         0.04        (0.04)       0.00         (0.04)
MUNICIPAL ASSETS FUND "S" SHARES
Year Ended        March 31, 2000                 $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Year Ended        March 31, 1999                 $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Nine Months Ended March 31, 1998                 $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
Year Ended        June 30, 1997                  $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Year Ended        June 30, 1996                  $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Year Ended        June 30, 1995                  $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
MUNICIPAL ASSETS FUND "T" SHARES
Year Ended        March 31, 2000                 $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Year Ended        March 31, 1999                 $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Nine Months Ended March 31, 1998                 $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
January 2, 1997 to June 30, 1997*                $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
MUNICIPAL ASSETS FUND "I" SHARES
Year Ended        March 31, 2000                 $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Year Ended        March 31, 1999                 $1.00      0.03        0.00         0.03        (0.03)       0.00         (0.03)
Nine Months Ended March 31, 1998                 $1.00      0.02        0.00         0.02        (0.02)       0.00         (0.02)
March 27, 1997 to June 30, 1997*                 $1.00      0.01        0.00         0.01        (0.01)       0.00         (0.01)
LIMITED TERM BOND FUND
Year Ended        March 31, 2000                $10.00      0.50       (0.37)        0.13        (0.50)       0.00         (0.50)
Year Ended        March 31, 1999                 $9.99      0.49        0.00         0.49        (0.48)       0.00         (0.48)
Year Ended        March 31, 1998                 $9.69      0.46        0.35         0.81        (0.51)(c)    0.00         (0.51)
Year Ended        March 31, 1997                 $9.89      0.50       (0.20)        0.30        (0.50)       0.00         (0.50)
June 15, 1995 to March 31, 1996*                $10.00      0.44       (0.11)        0.33        (0.43)      (0.01)        (0.44)

----------------
*   Period from commencement of operations
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized
(b) Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
FINANCIAL HIGHLIGHTS

                                                 TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA:
              --------------------------------------------------------------------------------------------------
                                         RATIO OF     RATIO OF NET         RATIO OF                RATIO OF NET
     NAV                 NET ASSETS    EXPENSES TO    INVESTMENT         EXPENSES TO                INVESTMENT
     END      TOTAL      END OF PERIOD   AVERAGE       INCOME TO          AVERAGE                    INCOME TO            PORTFOLIO
 OF PERIOD   RETURN     (000 OMITTED)  NET ASSETS  AVERAGE NET ASSETS   NET ASSETS**              AVERAGE NET ASSETS**    TURNOVER
 ---------   ------     ------------- -----------  ------------------   ------------              --------------------    ----------


      $1.00     4.75%         $170,811        0.68%                  4.65%           0.73%                    4.60%
      $1.00     4.61%         $150,006        0.73%                  4.49%           0.76%                    4.46%
      $1.00     4.72%         $155,130        0.73%                  4.79%           0.98%                    4.54%
      $1.00     4.62%         $158,698        0.76%                  4.53%           1.01%                    4.28%
      $1.00     5.24%         $153,836        0.54%                  5.08%           0.72%                    4.90%

      $1.00     4.18%          $91,703        1.36%                  4.11%           -----                    -----
      $1.00     4.18%          $77,343        1.34%                  4.08%           -----                    -----
      $1.00     3.43% (a)      $69,514        1.20% (b)              4.57% (b)       -----                    -----
      $1.00     4.46%          $60,663        1.20%                  4.46%           -----                    -----
      $1.00     4.68%         $179,633        1.20%                  4.68%           -----                    -----
      $1.00     4.66%         $167,085        1.20%                  4.66%           -----                    -----

      $1.00     4.44%           $8,639        1.11%                  4.36%           -----                    -----
      $1.00     4.44%           $8,252        1.09%                  4.32%           -----                    -----
      $1.00     3.68% (a)       $5,453        0.87% (b)              4.91% (b)       -----                    -----
      $1.00     1.66% (a)       $1,773        0.85% (b)              4.79% (b)       0.95%                    4.69%

      $1.00     4.70%          $31,619        0.86%                  4.59%           -----                    -----
      $1.00     4.70%          $33,673        0.84%                  4.54%           -----                    -----
      $1.00     3.81% (a)      $16,147        0.70% (b)              5.07% (b)       -----                    -----
      $1.00     2.51% (a)      $17,859        0.70% (b)              4.96% (b)       -----                    -----

      $1.00     4.86%          $38,318        0.71%                  4.82%           -----                    -----
      $1.00     4.86%          $16,751        0.69%                  4.67%           -----                    -----
      $1.00     3.98% (a)      $13,729        0.47% (b)              5.31% (b)       -----                    -----
      $1.00     3.51% (a)       $2,356        0.45% (b)              5.19% (b)       -----                    -----

      $1.00     2.43%           $7,370        1.14%                  2.41%           1.15%                    2.40%
      $1.00     2.47%           $7,894        1.12%                  2.41%           1.19%                    2.34%
      $1.00     2.13% (a)       $7,102        0.94% (b)              2.84% (b)       -----                    -----
      $1.00     2.90%           $4,664        0.93%                  2.90%           1.15%                    2.68%
      $1.00     2.64%          $10,146        1.48%                  2.64%           -----                    -----
      $1.00     2.53%          $16,130        1.38%                  2.53%           -----                    -----

      $1.00     2.68%          $11,326        0.89%                  2.63%           0.90%                    2.63%
      $1.00     2.73%          $14,949        0.87%                  2.66%           0.94%                    2.59%
      $1.00     2.31% (a)      $12,005        0.69% (b)              3.09% (b)       -----                    -----
      $1.00     1.61% (a)      $25,036        0.66% (b)              3.17% (b)       0.90%                    2.93%

      $1.00     2.84%          $26,124        0.74%                  2.79%           0.75%                    2.79%
      $1.00     2.88%          $22,405        0.72%                  2.81%           0.79%                    2.74%
      $1.00     2.49% (a)      $20,010        0.46% (b)              3.32% (b)       -----                    -----
      $1.00     1.20% (a)           $7        0.41% (b)              3.42% (b)       0.65%                    3.18%

      $9.63     1.38%          $52,507        0.92%                  5.11%           -----                    -----       41.58%
     $10.00     5.01%          $56,005        1.05%                  4.89%           -----                    -----       31.08%
      $9.99     8.51%          $37,777        1.35%                  4.60%           1.60%                    4.35%       80.26%
      $9.69     3.13%          $38,835        1.40%                  5.18%           1.65%                    4.93%       70.63%
      $9.89     3.40% (a)      $41,178        1.18% (b)              5.53% (b)       1.18% (b)                5.53% (b)   69.30%


----------------
*   Period from commencement of operations
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized
(b) Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
FINANCIAL HIGHLIGHTS


                                                      INVESTMENT ACTIVITIES:                          DIVIDENDS & DISTRIBUTIONS:
                                             --------------------------------------------------   ----------------------------------
                                                                                                                           TOTAL
                                                 NAV        NET      NET REALIZED/  TOTAL FROM    FROM NET    FROM NET   DIVIDENDS
                                              BEGINNING  INVESTMENT   UNREALIZED    INVESTMENT   INVESTMENT  REALIZED       AND
                                              OF PERIOD    INCOME   GAINS/(LOSSES)  ACTIVITIES     INCOME      GAINS   DISTRIBUTIONS
                                              ---------    ------   --------------  ----------     ------      -----   -------------

BOND FUND
Year Ended        March 31, 2000                 $9.88       0.57      (0.35)        0.22        (0.57)         0.00         (0.57)
Year Ended        March 31, 1999                 $9.86       0.53       0.04         0.57        (0.53)        (0.02)        (0.55)
Eleven Months Ended March 31, 1998               $9.82       0.66       0.33         0.99        (0.66)        (0.29)        (0.95)
Year Ended        April 30, 1997                 $9.78       0.62       0.05         0.67        (0.62)         0.00         (0.62)
July 7, 1995 to April 30, 1996*                 $10.00       0.49      (0.28)        0.21        (0.43)         0.00         (0.43)
INCOME FUND
Year Ended        March 31, 2000                 $9.98       0.57      (0.37)        0.20        (0.57)         0.00         (0.57)
Year Ended        March 31, 1999                $10.04       0.55      (0.04)        0.51        (0.57)(d)      0.00         (0.57)
Year Ended        March 31, 1998                 $9.70       0.50       0.38         0.88        (0.54)(c)      0.00         (0.54)
Year Ended        March 31, 1997                 $9.93       0.54      (0.24)        0.30        (0.53)         0.00         (0.53)
Year Ended        March 31, 1996                 $9.71       0.61       0.23         0.84        (0.62)         0.00         (0.62)
MUNICIPAL BOND FUND
Year Ended        March 31, 2000                $10.67       0.41      (0.40)        0.01        (0.41)        (0.03)        (0.44)
Year Ended        March 31, 1999                $10.60       0.40       0.08         0.48        (0.40)        (0.01)        (0.41)
Year Ended        March 31, 1998                $10.22       0.40       0.40         0.80        (0.40)        (0.02)        (0.42)
Year Ended        March 31, 1997                $10.27       0.38      (0.05)        0.33        (0.38)         0.00         (0.38)
Year Ended        March 31, 1996                 $9.97       0.43       0.30         0.73        (0.43)         0.00         (0.43)
BALANCED FUND
Year Ended        March 31, 2000                $16.01       0.28       2.08         2.36        (0.28)        (1.51)        (1.79)
Year Ended        March 31, 1999                $15.05       0.24       1.60         1.84        (0.24)        (0.64)        (0.88)
Year Ended        March 31, 1998                $11.72       0.21       3.67         3.88        (0.21)        (0.34)        (0.55)
Year Ended        March 31, 1997                $11.08       0.18       1.05         1.23        (0.18)        (0.41)        (0.59)
June 1, 1995 to March 31, 1996*                 $10.00       0.24       1.08         1.32        (0.24)         0.00         (0.24)
EQUITY FUND S SHARES
Year Ended        March 31, 2000                $22.90      (0.06)      4.10         4.04         0.00         (3.66)        (3.66)
Year Ended        March 31, 1999                $21.04      (0.06)      3.21         3.15        (0.01)        (1.28)        (1.29)
Year Ended        March 31, 1998                $16.58       0.00       7.19         7.19        (0.01)        (2.71)        (2.72)
Year Ended        March 31, 1997                $14.48       0.05       2.60         2.65        (0.05)        (0.50)        (0.55)
Year Ended        March 31, 1996                $11.44       0.13       3.27         3.40        (0.13)        (0.23)        (0.36)
EQUITY FUND T SHARES
Year Ended        March 31, 2000                $22.94      (0.01)      4.11         4.10         0.00         (3.66)        (3.66)
Year Ended        March 31, 1999                $21.05      (0.01)      3.19         3.18        (0.01)        (1.28)        (1.29)
February 14, 1998 to March 31, 1998*            $19.77       0.00       1.28         1.28         0.00          0.00          0.00
AGGRESSIVE GROWTH
Year Ended        March 31, 2000                $17.63      (0.12)      5.57         5.45         0.00         (2.59)        (2.59)
Year Ended        March 31, 1999                $16.99      (0.11)      1.70         1.59         0.00         (0.95)        (0.95)
Year Ended        March 31, 1998                $11.90      (0.09)      5.61         5.52         0.00         (0.43)        (0.43)
Year Ended        March 31, 1997                $10.88      (0.06)      1.08         1.02         0.00          0.00          0.00
Sept. 29, 1995 to March 31, 1996*               $10.00       0.00       0.90         0.90         0.00         (0.02)        (0.02)

----------------
*   Period from commencement of operations
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized
(b) Annualized
(c) Includes $.04 per share and $.02 per share of distributions in excess of net investment income for the Limited Term Bond Fund and Income Fund respectively, for year ended March 31, 1998.
(d) Includes $.01 per share of distribution in excess of net investment income.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, Inc.
FINANCIAL HIGHLIGHTS

                                                 TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA:
              --------------------------------------------------------------------------------------------------
                                         RATIO OF     RATIO OF NET         RATIO OF                RATIO OF NET
     NAV                 NET ASSETS    EXPENSES TO    INVESTMENT         EXPENSES TO                INVESTMENT
     END      TOTAL      END OF PERIOD   AVERAGE       INCOME TO          AVERAGE                    INCOME TO            PORTFOLIO
 OF PERIOD   RETURN     (000 OMITTED)  NET ASSETS  AVERAGE NET ASSETS   NET ASSETS**              AVERAGE NET ASSETS**    TURNOVER
 ---------   ------     ------------- -----------  ------------------   ------------              --------------------    ----------



      $9.53     2.41%          $27,339        1.01%                  6.01%           -----                    -----       31.83%
      $9.88     5.95%          $21,984        1.03%                  5.46%           -----                    -----       37.28%
      $9.86    10.30% (a)       $7,213        0.88% (b)              7.66% (b)       -----                    -----      225.79%
      $9.83     6.97%           $3,201        0.83%                  6.16%           -----                    -----       42.22%
      $9.78     2.10% (a)       $3,642        0.80% (b)              6.24% (b)       -----                    -----       60.43%

      $9.61     2.13%         $109,486        0.99%                  5.91%           -----                    -----       28.35%
      $9.98     5.13%         $100,341        1.01%                  5.51%           -----                    -----       60.60%
     $10.04     9.31%         $104,604        1.15%                  5.04%           1.40%                    4.79%       52.03%
      $9.70     3.14%          $92,031        1.20%                  5.52%           1.45%                    5.27%       59.70%
      $9.93     8.74%          $84,752        0.97%                  5.77%           0.97%                    5.77%      113.25%

     $10.24     0.10%          $48,616        0.92%                  3.91%           -----                    -----       26.51%
     $10.67     4.64%          $49,950        0.94%                  3.76%           1.04%                    3.66%       13.87%
     $10.60     7.89%          $48,282        1.21%                  3.76%           1.46%                    3.51%       36.60%
     $10.22     3.22%          $45,164        1.28%                  3.68%           1.53%                    3.43%       21.00%
     $10.27     7.43%          $42,436        0.75%                  4.21%           1.02%                    3.94%       14.21%

     $16.58    15.56%          $96,688        1.20%                  1.77%           -----                    -----       64.22%
     $16.01    12.66%          $85,424        1.28%                  1.61%           -----                    -----       48.38%
     $15.05    33.46%          $63,403        1.38%                  1.58%           1.63%                    1.33%      101.32%
     $11.72    11.05%          $32,012        1.55%                  1.58%           1.80%                    1.33%       38.35%
     $11.08    13.29% (a)      $13,516        1.32% (b)              2.66% (b)       1.32% (b)                2.66% (b)   61.72%

     $23.28    18.59%         $325,035        1.36%                 (0.31%)          -----                    -----       89.42%
     $22.90    15.72%         $253,593        1.40%                 (0.34%)          -----                    -----       59.22%
     $21.05    45.54%         $196,772        1.31%                  0.08%           1.56%                    0.33%       72.80%
     $16.58    18.35%         $309,669        1.33%                  0.32%           1.58%                    0.07%       37.08%
     $14.48    29.96%         $210,950        1.09%                  0.96%           1.09%                    0.96%       33.23%

     $23.38    18.83%         $259,796        1.11%                 (0.06%)          -----                    -----       89.42%
     $22.94    15.88%         $280,418        1.15%                 (0.08%)          -----                    -----       59.22%
     $21.05     6.40% (a)     $275,245        1.19% (b)              0.63% (b)       1.44% (b)                0.38% (b)   72.80%

     $20.49    33.51%         $159,299        1.35%                 (0.67%)          -----                    -----      156.56%
     $17.63     9.85%         $121,552        1.42%                 (0.69%)          -----                    -----       61.90%
     $16.99    46.82%         $101,377        1.56%                 (0.74%)          1.81%                   (0.99%)      86.36%
     $11.90     9.39%          $49,413        1.63%                 (0.64%)          1.88%                   (0.89%)      45.14%
     $10.88     9.10% (a)      $23,319        1.57% (b)              0.08% (b)       1.57% (b)                0.08% (b)    4.31%



-------------------------------------------------------------------------------
*   Period from commencement of operations
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.
(c) Includes $.04 per share and $.02 per share of distributions in excess of net investment income for the Limited Term Bond Fund and Income Fund respectively, for year ended March 31, 1998.
(d) Includes $.01 per share of distribution in excess of net investment income.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
VINTAGE MUTUAL FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Assets Fund, Liquid Assets Fund, Municipal Assets Fund, Limited Term Bond Fund, Bond Fund, Income Fund, Municipal Bond Fund, Balanced Fund, Equity Fund, and Aggressive Growth Fund (constituting Vintage Mutual Funds, Inc., the "Fund") at March 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended March 31, 1999, including the financial highlights for each of the periods ended prior to April 1, 1999, were audited by other independent accountants whose reports dated April 30, 1999 and May 8, 1998, expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP


New York, New York
April 28, 2000

                               TABLE OF CONTENTS


                             PERFORMANCE REPORTS AND
                       SCHEDULES OF PORTFOLIO INVESTMENTS
                                     PAGE 3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                     PAGE 38

                            STATEMENTS OF OPERATIONS
                                     PAGE 42

                       STATEMENTS OF CHANGES IN NET ASSETS
                                     PAGE 44

                          NOTES TO FINANCIAL STATEMENTS
                                     PAGE 53

                              FINANCIAL HIGHLIGHTS
                                     PAGE 60

                         SUPPLEMENTAL INFORMATION
                                     PAGE 66

SERVICE PROVIDERS

INVESTMENT ADVISER AND
ADMINISTRATOR
Investors Management Group
2203 Grand Avenue
Des Moines, Iowa 50312

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Cline, Williams, Wright, Johnson & Oldfather
1900 First Bank Building
Lincoln, Nebraska 68508


INDEPENDENT AUDITORS
PricewaterhouseCoopers, LLP
1177 Avenue of the Americas
New York, New York 10036

                                     VINTAGE
                                     [LOGO]
                                  MUTUAL FUNDS


                                     ANNUAL

                                     REPORT

                                       TO


                                  SHAREHOLDERS



                                 MARCH 31, 2000